Schedule of Investments (Unaudited), September 30, 2025
Impax Large Cap Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 96.5%
Communication Services 6.7%
Alphabet, Inc. , A ............ 124,892 $ 30,361,245
a,b
Netflix, Inc. ................ 19,778 23,712,240
Walt Disney Co. (The) ........ 99,226 11,361,377
65,434,862
Consumer Discretionary 10.5%
a
Amazon.com, Inc. ........... 196,647 43,177,782
a
Aptiv plc .................. 237,721 20,496,305
eBay, Inc. ................. 261,408 23,775,057
a
Ulta Beauty, Inc. ............ 27,279 14,914,793
102,363,937
Consumer Staples 3.0%
Colgate-Palmolive Co. ....... 196,215 15,685,427
McCormick & Co., Inc. ....... 204,277 13,668,174
29,353,601
Financials 14.4%
Citizens Financial Group, Inc. .. 325,341 17,295,128
CME Group, Inc. ............ 54,518 14,730,218
JPMorgan Chase & Co. ....... 98,928 31,204,859
Mastercard, Inc. , A .......... 55,240 31,421,064
Pinnacle Financial Partners, Inc. 151,090 14,170,731
Progressive Corp. (The) ...... 63,685 15,727,011
RenaissanceRe Holdings Ltd. .. 59,492 15,106,804
139,655,815
Health Care 9.8%
Agilent Technologies, Inc. ..... 207,525 26,635,834
a
Boston Scientific Corp. ....... 173,508 16,939,586
Danaher Corp. ............. 134,174 26,601,337
Eli Lilly & Co. .............. 14,139 10,788,057
Gilead Sciences, Inc. ........ 126,553 14,047,383
95,012,197
Industrials 12.2%
Hubbell, Inc. , B ............. 36,197 15,575,931
Trane Technologies plc ....... 43,490 18,351,040
a
Uber Technologies, Inc. ....... 205,142 20,097,762
Union Pacific Corp. .......... 57,265 13,535,728
United Rentals, Inc. .......... 13,736 13,113,210
WW Grainger, Inc. ........... 15,036 14,328,707
Xylem, Inc. ................ 158,961 23,446,747
118,449,125
c
Information Technology 33.7%
Apple, Inc. ................ 120,459 30,672,475
Marvell Technology, Inc. ...... 215,952 18,155,085
Microsoft Corp. ............. 177,170 91,765,201
NVIDIA Corp. .............. 592,935 110,629,812
Oracle Corp. ............... 62,037 17,447,286
a
Palo Alto Networks, Inc. ...... 103,686 21,112,543
a
ServiceNow, Inc. ............ 25,224 23,213,143
a
Synopsys, Inc. ............. 29,666 14,636,908
327,632,453
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 1.8%
Linde plc .................. 37,330 $ 17,731,750
Real Estate 3.0%
American Tower Corp. , REIT ... 91,615 17,619,397
Ventas, Inc. , REIT ........... 161,739 11,320,112
28,939,509
Utilities 1.4%
American Water Works Co., Inc. 96,055 13,369,896
Total Common Stocks
(Cost $ 601,560,754 ) ..............
937,943,145
Money Market 3.3%
d,e
JPMorgan Prime Money Market
Fund , 4.280% ............ 31,914,223 31,914,223
(Cost $31,914,223)
Securities Purchased With Cash Collateral From
Securities Lending 0.9%
d,e
Invesco Government & Agency
Portfolio , 4.075% .......... 8,764,171 8,764,171
(Cost $8,764,171)
a
Total Investments 100 .7%
(Cost $ 642,239,148 ) .............
$978,621,539
Payable Upon Return Of Securities
Loaned ( 0 .9 ) % ...................
(8,764,171)
Other Assets, less Liabilities 0 .2%
2,042,469
Net Assets 100.0% ...............
$971,899,837
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2025. The total market value of securities on loan as of
September 30, 2025 was $8,590,846.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents an annualized 7-day yield as of September
30, 2025.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), September 30, 2025
Impax Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.3%
Communication Services 0.7%
a
TechTarget, Inc. ............ 888,887 $ 5,164,434
Consumer Discretionary 9.3%
Autoliv, Inc. ................ 45,000 5,557,500
Columbia Sportswear Co. ..... 90,515 4,733,934
a
Modine Manufacturing Co. .... 40,000 5,686,400
a
Planet Fitness, Inc. , A ........ 194,271 20,165,330
a,b
Rivian Automotive, Inc. , A ..... 450,000 6,606,000
Visteon Corp. .............. 40,000 4,794,400
a
Warby Parker, Inc. , A ......... 385,000 10,618,300
Wyndham Hotels & Resorts, Inc. 120,000 9,588,000
67,749,864
Consumer Staples 5.8%
a
BJ's Wholesale Club Holdings,
Inc. .................... 119,955 11,185,804
a
Freshpet, Inc. .............. 70,000 3,857,700
a
Simply Good Foods Co. (The) .. 258,620 6,418,948
a
US Foods Holding Corp. ...... 210,000 16,090,200
a
Vital Farms, Inc. ............ 108,915 4,481,852
42,034,504
Financials 19.2%
Acadian Asset Management, Inc. 765,484 36,865,710
Cullen/Frost Bankers, Inc. ..... 115,000 14,578,550
Eastern Bankshares, Inc. ..... 1,000,000 18,150,000
Pinnacle Financial Partners, Inc. 150,000 14,068,500
RenaissanceRe Holdings Ltd. .. 27,500 6,983,075
b
Victory Capital Holdings, Inc. , A . 600,000 38,856,000
Voya Financial, Inc. .......... 140,000 10,472,000
139,973,835
Health Care 22.4%
a
Cytokinetics, Inc. ............ 175,000 9,618,000
a,b
Enovis Corp. ............... 310,630 9,424,514
a
GeneDx Holdings Corp. , A ..... 50,000 5,387,000
a
Health Catalyst, Inc. ......... 2,750,000 7,837,500
a
Ligand Pharmaceuticals, Inc. ... 200,208 35,464,845
a
Merit Medical Systems, Inc. .... 100,000 8,323,000
a
Neurocrine Biosciences, Inc. ... 75,000 10,528,500
a
Pacira BioSciences, Inc. ...... 600,027 15,462,696
a
Prestige Consumer Healthcare,
Inc. .................... 110,000 6,864,000
a
Roivant Sciences Ltd. ........ 1,800,000 27,234,000
a
SI-BONE, Inc. .............. 1,025,010 15,088,147
a
Travere Therapeutics, Inc. ..... 475,000 11,352,500
162,584,702
Industrials 15.8%
Advanced Drainage Systems, Inc. 56,489 7,835,024
Arcosa, Inc. ............... 141,500 13,259,965
a,b
Array Technologies, Inc. ...... 1,250,000 10,187,500
a
Casella Waste Systems, Inc. , A . 80,000 7,590,400
a
Dycom Industries, Inc. ........ 43,000 12,545,680
Enpro, Inc. ................ 48,000 10,848,000
a
Gates Industrial Corp. plc ..... 317,713 7,885,637
a
Generac Holdings, Inc. ....... 45,000 7,533,000
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
Lyft, Inc. , A ................ 600,000 $ 13,206,000
MSA Safety, Inc. ............ 35,000 6,022,450
Quanex Building Products Corp. 337,750 4,802,805
a
Trex Co., Inc. .............. 140,000 7,233,800
WillScot Holdings Corp. ....... 275,000 5,805,250
114,755,511
Information Technology 12.7%
a
8x8, Inc. .................. 2,000,000 4,240,000
A10 Networks, Inc. .......... 360,000 6,534,000
a
Ciena Corp. ............... 110,239 16,058,515
a
Extreme Networks, Inc. ....... 855,178 17,659,426
a
Mitek Systems, Inc. .......... 1,195,000 11,675,150
a
NetScout Systems, Inc. ....... 580,000 14,981,400
a
Onto Innovation, Inc. ......... 74,057 9,569,645
a
Workiva, Inc. , A ............. 136,086 11,714,283
92,432,419
Materials 4.1%
Element Solutions, Inc. ....... 591,946 14,899,281
Graphic Packaging Holding Co. . 300,000 5,871,000
TriMas Corp. ............... 230,000 8,887,200
29,657,481
Real Estate 5.3%
Agree Realty Corp. , REIT ..... 200,000 14,208,000
a
Howard Hughes Holdings, Inc. . 110,000 9,038,700
Rayonier, Inc. , REIT ......... 318,874 8,462,916
Terreno Realty Corp. , REIT .... 120,000 6,810,000
38,519,616
Total Common Stocks
(Cost $ 560,198,220 ) ..............
692,872,366
Money Market 4.7%
c,d
JPMorgan Prime Money Market
Fund , 4.280% ............ 34,432,397 34,432,397
(Cost $34,432,397)
e
Securities Purchased With Cash Collateral From
Securities Lending 0.0%
c,d
Invesco Government & Agency
Portfolio , 4.075% .......... 43,400 43,400
(Cost $43,400)
a
Total Investments 100 .0%
(Cost $ 594,674,017 ) .............
$727,348,163
e
Payable Upon Return Of Securities
Loaned (0.0) % ...................
(43,400)
e
Other Assets, less Liabilities 0.0%
386,867
Net Assets 100.0% ...............
$727,691,630
a
Non-income producing security.

Schedule of Investments (Unaudited)
Impax Small Cap Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

b
Security or partial position of this security was on loan as of
September 30, 2025. The total market value of securities on loan as of
September 30, 2025 was $43,721,406.
c
Rate shown represents an annualized 7-day yield as of September 30,
2025.
d
Institutional Class shares.
e
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), September 30, 2025
Impax US Sustainable Economy Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.0%
Communication Services 5.1%
Alphabet, Inc. , A ............ 45,000 $ 10,939,500
Alphabet, Inc. , C ............ 28,730 6,997,191
AT&T, Inc. ................. 35,712 1,008,507
Comcast Corp. , A ........... 41,028 1,289,100
T-Mobile US, Inc. ........... 4,463 1,068,353
Verizon Communications, Inc. .. 32,269 1,418,223
Walt Disney Co. (The) ........ 41,646 4,768,467
27,489,341
Consumer Discretionary 6.6%
a
Amazon.com, Inc. ........... 74,668 16,394,853
a
Aptiv plc .................. 53,562 4,618,116
b
Best Buy Co., Inc. ........... 14,856 1,123,411
BorgWarner, Inc. ............ 36,776 1,616,673
a
Deckers Outdoor Corp. ....... 9,952 1,008,834
eBay, Inc. ................. 11,385 1,035,466
Home Depot, Inc. (The) ....... 11,724 4,750,447
Lear Corp. ................ 12,971 1,305,012
Lowe's Cos., Inc. ............ 6,286 1,579,735
Macy's, Inc. ................ 127,683 2,289,356
35,721,903
Consumer Staples 1.6%
b
Campbell's Co. (The) ........ 46,337 1,463,322
Casey's General Stores, Inc. ... 2,065 1,167,386
Clorox Co. (The) ............ 10,453 1,288,855
Colgate-Palmolive Co. ....... 13,200 1,055,208
General Mills, Inc. ........... 49,272 2,484,294
Procter & Gamble Co. (The) ... 8,663 1,331,070
8,790,135
Financials 17.3%
Allstate Corp. (The) .......... 6,378 1,369,038
American Express Co. ....... 3,395 1,127,683
Bank of America Corp. ....... 20,517 1,058,472
Bank of New York Mellon Corp.
(The) ................... 51,797 5,643,801
Blackrock, Inc. ............. 940 1,095,918
Carlyle Group, Inc. (The) ...... 16,691 1,046,526
Citigroup, Inc. .............. 57,003 5,785,804
Comerica, Inc. ............. 17,696 1,212,530
Fifth Third Bancorp .......... 37,103 1,652,939
Hartford Insurance Group, Inc.
(The) ................... 36,451 4,862,199
JPMorgan Chase & Co. ....... 18,789 5,926,614
Lincoln National Corp. ........ 26,095 1,052,411
LPL Financial Holdings, Inc. ... 9,836 3,272,339
Mastercard, Inc. , A .......... 21,033 11,963,781
MetLife, Inc. ............... 63,211 5,206,690
Moody's Corp. .............. 2,380 1,134,022
PNC Financial Services Group,
Inc. (The) ................ 5,763 1,157,960
Principal Financial Group, Inc. .. 13,450 1,115,139
Progressive Corp. (The) ...... 30,532 7,539,877
Regions Financial Corp. ...... 45,022 1,187,230
S&P Global, Inc. ............ 14,512 7,063,136
State Street Corp. ........... 63,381 7,352,830
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Truist Financial Corp. ........ 26,596 $ 1,215,969
Visa, Inc. , A ................ 35,441 12,098,849
Wells Fargo & Co. ........... 12,628 1,058,479
93,200,236
Health Care 13.9%
AbbVie, Inc. ............... 5,332 1,234,571
Amgen, Inc. ............... 17,735 5,004,817
Bristol-Myers Squibb Co. ...... 28,686 1,293,739
Cencora, Inc. .............. 4,008 1,252,620
a
Edwards Lifesciences Corp. ... 22,632 1,760,091
Elevance Health, Inc. ........ 12,278 3,967,267
Eli Lilly & Co. .............. 14,914 11,379,382
Gilead Sciences, Inc. ........ 74,134 8,228,874
a
IDEXX Laboratories, Inc. ...... 8,646 5,523,843
a
Insulet Corp. ............... 3,258 1,005,842
Johnson & Johnson ......... 62,410 11,572,062
Merck & Co., Inc. ........... 108,106 9,073,337
a
Mettler-Toledo International, Inc. 3,242 3,979,912
ResMed, Inc. .............. 3,869 1,059,061
a
Waters Corp. .............. 4,995 1,497,551
Zoetis, Inc. , A .............. 47,814 6,996,145
74,829,114
Industrials 10.4%
Acuity, Inc. ................ 5,356 1,844,553
Broadridge Financial Solutions,
Inc. .................... 6,403 1,525,003
Cummins, Inc. .............. 3,403 1,437,325
EMCOR Group, Inc. ......... 1,684 1,093,825
Emerson Electric Co. ........ 38,130 5,001,893
ITT, Inc. .................. 6,597 1,179,280
Johnson Controls International plc 13,047 1,434,518
Lennox International, Inc. ..... 8,467 4,482,091
Lincoln Electric Holdings, Inc. .. 5,372 1,266,879
Otis Worldwide Corp. ........ 19,642 1,795,868
Pentair plc ................ 13,032 1,443,424
Quanta Services, Inc. ........ 2,664 1,104,015
Republic Services, Inc. , A ..... 29,778 6,833,455
Rockwell Automation, Inc. ..... 6,487 2,267,401
Timken Co. (The) ........... 14,134 1,062,594
Trane Technologies plc ....... 12,842 5,418,810
Union Pacific Corp. .......... 36,625 8,657,051
Veralto Corp. ............... 21,223 2,262,584
Verisk Analytics, Inc. , A ....... 5,160 1,297,792
Waste Management, Inc. ...... 4,819 1,064,180
WESCO International, Inc. .... 5,117 1,082,246
WW Grainger, Inc. ........... 1,167 1,112,104
Xylem, Inc. ................ 11,541 1,702,298
56,369,189
c
Information Technology 37.4%
Accenture plc , A ............ 5,771 1,423,129
a
Adobe, Inc. ................ 12,358 4,359,284
a
Advanced Micro Devices, Inc. .. 52,068 8,424,082
Analog Devices, Inc. ......... 19,688 4,837,342
Apple, Inc. ................ 119,470 30,420,646

Schedule of Investments (Unaudited)
Impax US Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
Applied Materials, Inc. ........ 23,996 $ 4,912,941
a
Arista Networks, Inc. ......... 7,457 1,086,559
a
Autodesk, Inc. .............. 12,350 3,923,224
Broadcom, Inc. ............. 63,169 20,840,085
a
Cadence Design Systems, Inc. . 3,333 1,170,750
Cisco Systems, Inc. ......... 16,115 1,102,588
Hewlett Packard Enterprise Co. . 70,515 1,731,848
a
Intel Corp. ................. 15,117 507,175
Intuit, Inc. ................. 1,767 1,206,702
KLA Corp. ................. 1,135 1,224,211
Lam Research Corp. ......... 12,513 1,675,491
Micron Technology, Inc. ....... 8,247 1,379,888
Microsoft Corp. ............. 65,967 34,167,608
Motorola Solutions, Inc. ....... 2,474 1,131,335
NetApp, Inc. ............... 9,895 1,172,162
NVIDIA Corp. .............. 253,721 47,339,264
Oracle Corp. ............... 41,669 11,718,990
a
Palo Alto Networks, Inc. ...... 7,624 1,552,399
QUALCOMM, Inc. ........... 54,725 9,104,051
a
ServiceNow, Inc. ............ 3,933 3,619,461
Texas Instruments, Inc. ....... 4,990 916,813
Western Digital Corp. ........ 9,636 1,156,898
202,104,926
Materials 2.2%
Albemarle Corp. ............ 12,901 1,046,013
a
Axalta Coating Systems Ltd. ... 41,672 1,192,653
CF Industries Holdings, Inc. ... 15,055 1,350,433
CRH plc .................. 13,537 1,623,086
Ecolab, Inc. ................ 9,773 2,676,434
Linde plc .................. 8,237 3,912,575
11,801,194
Real Estate 2.6%
American Tower Corp. , REIT ... 6,636 1,276,236
a
CBRE Group, Inc. , A ......... 8,377 1,319,880
Prologis, Inc. , REIT .......... 36,625 4,194,295
Rayonier, Inc. , REIT ......... 52,353 1,389,449
Regency Centers Corp. , REIT .. 14,896 1,085,918
SBA Communications Corp. , A ,
REIT ................... 5,372 1,038,676
Ventas, Inc. , REIT ........... 38,707 2,709,103
Weyerhaeuser Co. , REIT ..... 46,847 1,161,337
14,174,894
Utilities 1.9%
American Water Works Co., Inc. 50,815 7,072,940
Edison International ......... 61,827 3,417,796
10,490,736
Total Common Stocks
(Cost $ 370,299,058 ) ..............
534,971,668
a a
Shares/
Principal
a
Value
a a a a a
Money Market 1.0%
d,e
JPMorgan Prime Money Market
Fund , 4.280% ............ 5,591,795 $ 5,591,795
(Cost $5,591,795)
Securities Purchased With Cash Collateral From
Securities Lending 0.3%
d,e
Invesco Government & Agency
Portfolio , 4.075% .......... 1,459,584 1,459,584
(Cost $1,459,584)
a
Total Investments 100 .3%
(Cost $ 377,350,437 ) .............
$542,023,047
Payable Upon Return Of Securities
Loaned ( 0 .3 ) % ...................
(1,459,584)
f
Other Assets, less Liabilities 0.0%
294
Net Assets 100.0% ...............
$540,563,757
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2025. The total market value of securities on loan as of
September 30, 2025 was $2,554,322.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents an annualized 7-day yield as of September
30, 2025.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), September 30, 2025
Impax Global Sustainable Infrastructure Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.1%
Communication Services 12.5%
Elisa OYJ ................. 70,576 $ 3,704,412
KDDI Corp. ................ 130,900 2,087,662
Koninklijke KPN NV ......... 318,751 1,529,858
Tele2 AB , B ................ 176,639 3,013,213
Vodacom Group Ltd. ......... 277,572 2,142,303
12,477,448
Financials 1.0%
Hannover Rueck SE ......... 3,469 1,046,801
Health Care 2.1%
Chemed Corp. ............. 4,794 2,146,465
a
Industrials 28.7%
AECOM .................. 15,764 2,056,729
Canadian Pacific Kansas City Ltd. 23,582 1,756,323
b
Clean Harbors, Inc. .......... 12,873 2,989,368
Hubbell, Inc. , B ............. 4,973 2,139,932
Otis Worldwide Corp. ........ 23,101 2,112,124
Schneider Electric SE ........ 6,200 1,745,127
Spirax Group plc ............ 18,246 1,680,163
Trane Technologies plc ....... 2,880 1,215,245
Union Pacific Corp. .......... 17,446 4,123,711
Voltronic Power Technology Corp. 28,000 855,041
Waste Connections, Inc. ...... 19,013 3,342,485
Waste Management, Inc. ...... 15,335 3,386,428
Westinghouse Air Brake
Technologies Corp. ........ 6,499 1,302,855
28,705,531
Information Technology 4.6%
KLA Corp. ................. 2,025 2,184,165
Microsoft Corp. ............. 2,999 1,553,332
Nemetschek SE ............ 6,201 809,240
4,546,737
Materials 3.6%
Linde plc .................. 4,800 2,280,000
Sika AG .................. 5,687 1,277,066
3,557,066
Real Estate 14.1%
American Tower Corp. , REIT ... 17,416 3,349,445
Digital Realty Trust, Inc. , REIT .. 16,529 2,857,534
Keppel DC REIT , REIT ....... 1,640,700 3,042,318
Prologis, Inc. , REIT .......... 17,235 1,973,752
Welltower, Inc. , REIT ......... 15,970 2,844,896
14,067,945
a
Utilities 30.5%
American Water Works Co., Inc. 17,123 2,383,350
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ................... 81,887 2,038,167
Hydro One Ltd. , Reg S ....... 48,438 1,728,064
Iberdrola SA ............... 154,593 2,926,343
National Grid plc ............ 276,334 3,970,552
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
a
Utilities (continued)
NextEra Energy, Inc. ......... 46,615 $ 3,518,966
Northland Power, Inc. ........ 203,214 3,402,232
Severn Trent plc ............ 82,053 2,860,907
SSE plc .................. 134,494 3,154,652
Veolia Environnement SA ..... 132,995 4,535,396
30,518,629
Total Common Stocks
(Cost $ 81,888,485 ) ...............
97,066,622
Rights
c
Rights 0.0%
c
Real Estate 0.0%
b,d,e
Keppel DC REIT , 10/13/25 .... 131,256 15,459
Total Rights
(Cost $ – ) .......................
15,459
Total Long Term Investments
(Cost $ 81,888,485 ) ...............
97,082,081
a
Money Market 2.7%
f,g
JPMorgan Prime Money Market
Fund , 4.280% ............ 2,677,571 2,677,571
(Cost $2,677,571)
a
Total Investments 99 .8%
(Cost $ 84,566,056 ) ..............
$99,759,652
Other Assets, less Liabilities 0 .2%
232,612
Net Assets 100.0% ...............
$99,992,264
a
Broad industry sectors used for financial reporting.
b
Non-income producing security.
c
Rounds to less than 0.05%.
d
Security valued using significant unobservable inputs.
e
Illiquid security.
f
Rate shown represents an annualized 7-day yield as of September 30,
2025.
g
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Sustainable Infrastructure Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 2,038,167
2.0%
Canada .....................
6,886,619
6.9%
Finland .....................
3,704,412
3.7%
France .....................
4,535,395
4.5%
Germany ...................
1,856,041
1.8%
Japan ......................
2,087,662
2.1%
Netherlands .................
1,529,858
1.5%
Singapore ...................
3,057,778
3.0%
South Africa .................
2,142,303
2.2%
Spain ......................
2,926,343
2.9%
Sweden ....................
3,013,212
3.0%
Switzerland ..................
1,277,066
1.3%
Taiwan .....................
855,041
0.9%
United Kingdom ..............
11,666,274
11.8%
United States ................
49,505,910
49.5%
Money Market ................
2,677,571
2.7%
Other assets and liabilities (net)
232,612
0.2%
Total $99,992,264 100.0%

Schedule of Investments (Unaudited), September 30, 2025
Impax Global Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 96.5%
Communication Services 1.3%
KDDI Corp. ................ 105,800 $ 1,687,354
Consumer Discretionary 5.1%
a
Aptiv plc .................. 40,211 3,466,993
eBay, Inc. ................. 34,933 3,177,156
6,644,149
Consumer Staples 3.6%
Jeronimo Martins SGPS SA ... 99,468 2,421,569
Kerry Group plc , A ........... 24,897 2,247,644
4,669,213
Financials 18.9%
Cullen/Frost Bankers, Inc. ..... 28,897 3,663,273
HDFC Bank Ltd. , ADR ........ 72,424 2,474,004
KBC Group NV ............. 35,093 4,205,508
London Stock Exchange Group
plc ..................... 26,093 2,992,426
Marsh & McLennan Cos., Inc. .. 15,223 3,067,891
Mastercard, Inc. , A .......... 9,145 5,201,767
RenaissanceRe Holdings Ltd. .. 12,687 3,221,610
24,826,479
Health Care 16.4%
Alcon AG ................. 42,052 3,162,935
a
Boston Scientific Corp. ....... 53,891 5,261,378
Danaher Corp. ............. 13,000 2,577,380
Haleon plc ................ 507,092 2,282,006
a
Intuitive Surgical, Inc. ........ 7,292 3,261,201
Thermo Fisher Scientific, Inc. .. 5,286 2,563,816
Zoetis, Inc. , A .............. 16,889 2,471,199
21,579,915
Industrials 16.7%
Ashtead Group plc .......... 45,390 3,043,917
Cintas Corp. ............... 16,294 3,344,506
Hubbell, Inc. , B ............. 8,444 3,633,538
Recruit Holdings Co. Ltd. ..... 45,700 2,457,009
Schneider Electric SE ........ 12,683 3,569,911
Wolters Kluwer NV .......... 14,812 2,021,837
Xylem, Inc. ................ 25,624 3,779,540
21,850,258
b
Information Technology 28.7%
Applied Materials, Inc. ........ 13,276 2,718,128
a
Cadence Design Systems, Inc. . 10,042 3,527,353
Keyence Corp. ............. 8,350 3,110,884
Marvell Technology, Inc. ...... 21,663 1,821,208
MediaTek, Inc. ............. 72,000 3,122,622
Microsoft Corp. ............. 14,225 7,367,839
NVIDIA Corp. .............. 32,737 6,108,069
Oracle Corp. ............... 16,640 4,679,834
a
ServiceNow, Inc. ............ 2,814 2,589,668
TE Connectivity plc .......... 12,055 2,646,434
37,692,039
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 5.8%
Linde plc .................. 10,706 $ 5,085,350
Sika AG .................. 11,160 2,506,076
7,591,426
Total Common Stocks
(Cost $ 93,785,269 ) ...............
126,540,833
Money Market 3.5%
c,d
JPMorgan Prime Money Market
Fund , 4.280% ............ 4,650,588 4,650,588
(Cost $4,650,588)
a
Total Investments 100 .0%
(Cost $ 98,435,857 ) ..............
$131,191,421
e
Other Assets, less Liabilities 0.0%
29,649
Net Assets 100.0% ...............
$131,221,070
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of September 30,
2025.
d
Institutional Class shares.
e
Rounds to less than 0.05%.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Opportunities Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Belgium ....................
$ 4,205,508
3.2%
Bermuda ....................
3,221,610
2.4%
India ......................
2,474,004
1.9%
Ireland .....................
2,247,644
1.7%
Japan ......................
7,255,247
5.6%
Jersey .....................
3,466,992
2.7%
Netherlands .................
2,021,836
1.5%
Portugal ....................
2,421,569
1.9%
Switzerland ..................
5,152,510
3.9%
Taiwan .....................
3,122,622
2.4%
United Kingdom ..............
6,036,344
4.6%
United States ................
84,914,947
64.7%
Money Market ................
4,650,588
3.5%
Other assets and liabilities (net)
29,649
0.0%
*
Total $131,221,070 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments (Unaudited), September 30, 2025
Impax Global Environmental Markets Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal a Value
a
Common Stocks 96.9%
DIGITAL INFRASTRUCTURE 23.2%
Cloud Computing 9.6%
Delta Electronics, Inc. .......... 719,475 $ 20,267,687
Microsoft Corp. ............... 238,310 123,432,665
NVIDIA Corp. ................ 273,680 51,063,214
194,763,566
Efficient IT 13.6%
Applied Materials, Inc. .......... 183,420 37,553,411
a
Autodesk, Inc. ................ 76,648 24,348,770
Marvell Technology, Inc. ........ 540,672 45,454,295
MediaTek, Inc. ............... 870,000 37,731,683
a
Synopsys, Inc. ............... 99,765 49,223,053
Taiwan Semiconductor
Manufacturing Co. Ltd. ........ 1,790,000 77,753,711
272,064,923
ENERGY MANAGEMENT & EFFICIENCY 27.2%
Buildings Energy Efficiency 6.5%
A O Smith Corp. .............. 496,873 36,475,447
Carrier Global Corp. ........... 671,742 40,102,997
Sika AG .................... 153,548 34,480,547
Trane Technologies plc ......... 45,237 19,088,205
130,147,196
Industrial Energy Efficiency 13.5%
Air Liquide SA ................ 384,688 80,152,294
Keyence Corp. ............... 82,100 30,587,251
Linde plc .................... 207,599 98,609,525
Spirax Group plc .............. 415,865 38,294,478
Texas Instruments, Inc. ......... 132,753 24,390,709
272,034,257
Smart & Efficient Grids 7.2%
Hubbell, Inc. , B ............... 119,419 51,387,190
a
Itron, Inc. ................... 247,705 30,854,135
Schneider Electric SE .......... 223,879 63,015,697
145,257,022
ENVIRONMENTAL SERVICES & RESOURCES 10.6%
Environmental Testing & Monitoring 7.8%
Agilent Technologies, Inc. ....... 709,408 91,052,517
Veralto Corp. ................. 410,382 43,750,825
a
Waters Corp. ................ 70,767 21,216,654
156,019,996
Finance & Investment 2.8%
RenaissanceRe Holdings Ltd. .... 225,114 57,163,198
RESOURCE EFFICIENCY & WASTE MANAGEMENT 8.5%
General Waste Management 4.8%
Republic Services, Inc. , A ....... 169,322 38,856,012
Waste Management, Inc. ........ 265,658 58,665,256
97,521,268
Resource Circularity & Efficiency 3.7%
Ashtead Group plc ............ 598,390 40,128,872
eBay, Inc. ................... 378,426 34,417,845
74,546,717
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
SUSTAINABLE FOOD & AGRICULTURE 7.6%
Sustainable Agriculture 6.1%
DSM-Firmenich AG ............ 411,339 $ 35,094,758
Kerry Group plc , A ............. 531,989 48,026,741
Zoetis, Inc. , A ................ 276,236 40,418,852
123,540,351
Technology & Logistics 1.5%
GEA Group AG ............... 404,854 29,931,705
TRANSPORT SOLUTIONS 9.8%
Advanced Road Vehicles & Devices 6.7%
Amphenol Corp. , A ............ 371,209 45,937,114
a
Aptiv plc .................... 683,882 58,964,306
TE Connectivity plc ............ 140,530 30,850,551
135,751,971
Railways 3.1%
Union Pacific Corp. ............ 264,920 62,619,140
WATER INFRASTRUCTURE & TECHNOLOGIES 10.0%
Water Distribution & Infrastructure 5.6%
Ferguson Enterprises, Inc. ...... 110,680 24,857,287
IDEX Corp. .................. 193,193 31,444,093
Xylem, Inc. .................. 383,564 56,575,690
112,877,070
Water Treatment 1.5%
Pentair plc .................. 265,108 29,363,362
Water Utilities 2.9%
Veolia Environnement SA ....... 1,742,384 59,418,778
Total Common Stocks
(Cost $ 1,371,696,753 ) .............
1,953,020,520
—
a a a a
Money Market Funds 3.0%
b,c
JPMorgan Prime Money Market
Fund , 4.280%
(Cost $ 60,699,585 ) .......... 60,699,585 60,699,585
a
Total Investments 99 .9%
(Cost $ 1,432,396,338 ) .............
$2,013,720,105
Other Assets, less Liabilities 0 .1% ..
1,418,156
Net Assets 100.0% ................
$2,015,138,261
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of September
30, 2025.
c
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Global Environmental Markets Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 57,163,198
2.8%
France .....................
139,571,073
6.9%
Germany ...................
29,931,705
1.5%
Ireland .....................
48,026,741
2.4%
Japan ......................
30,587,251
1.5%
Jersey .....................
58,964,306
2.9%
Switzerland ..................
100,425,855
4.9%
Taiwan .....................
135,753,081
6.8%
United Kingdom ..............
78,423,350
3.9%
United States ................
1,274,173,960
63.3%
Money Market ................
60,699,585
3.0%
Other assets and liabilities (net)
1,418,156
0.1%
Total $2,015,138,261 100.0%

Schedule of Investments (Unaudited), September 30, 2025
Impax Global Social Leaders Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.3%
Communication Services 3.7%
a
Netflix, Inc. ................ 40 $ 47,957
Vodacom Group Ltd. ......... 5,459 42,133
90,090
Consumer Discretionary 18.1%
Autoliv, Inc. ................ 472 58,292
a
Bright Horizons Family Solutions,
Inc. .................... 334 36,262
a
Duolingo, Inc. , A ............ 89 28,644
eBay, Inc. ................. 1,038 94,406
Home Depot, Inc. (The) ....... 98 39,709
a
MercadoLibre, Inc. .......... 31 72,445
a
On Holding AG , A ........... 783 33,160
Trip.com Group Ltd. ......... 1,000 75,838
438,756
Consumer Staples 5.0%
Colgate-Palmolive Co. ....... 542 43,327
Danone SA ................ 899 78,333
121,660
Financials 20.9%
a
Adyen NV , Reg S ........... 31 49,881
AIA Group Ltd. ............. 4,700 45,045
Banco Bilbao Vizcaya Argentaria
SA ..................... 3,330 64,168
HDFC Bank Ltd. , ADR ........ 1,446 49,395
Mastercard, Inc. , A .......... 159 90,441
Pinnacle Financial Partners, Inc. 626 58,713
Progressive Corp. (The) ...... 180 44,451
Prudential plc .............. 4,006 56,083
Voya Financial, Inc. .......... 650 48,620
506,797
Health Care 11.3%
Agilent Technologies, Inc. ..... 531 68,154
Alcon AG ................. 678 50,996
a
Boston Scientific Corp. ....... 437 42,664
Haleon plc ................ 8,310 37,396
a
Intuitive Surgical, Inc. ........ 111 49,643
Novo Nordisk A/S , B ......... 487 27,117
275,970
Industrials 8.0%
Experian plc ............... 1,702 85,486
Recruit Holdings Co. Ltd. ..... 1,200 64,517
Wolters Kluwer NV .......... 332 45,318
195,321
b
Information Technology 25.2%
a
Autodesk, Inc. .............. 163 51,780
Bentley Systems, Inc. , B ...... 1,012 52,098
Halma plc ................. 2,552 118,798
Intuit, Inc. ................. 99 67,608
NVIDIA Corp. .............. 1,019 190,125
a
Palo Alto Networks, Inc. ...... 297 60,475
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
a
ServiceNow, Inc. ............ 77 $ 70,861
611,745
Real Estate 5.1%
American Tower Corp. , REIT ... 218 41,926
UNITE Group plc (The) , REIT .. 3,609 34,953
Ventas, Inc. , REIT ........... 659 46,123
123,002
Total Common Stocks
(Cost $ 1,948,005 ) ................
2,363,341
Money Market 4.0%
c,d
JPMorgan Prime Money Market
Fund , 4.280% ............ 98,002 98,002
(Cost $98,002)
a
Total Investments 101 .3%
(Cost $ 2,046,007 ) ...............
$2,461,343
Other Assets, less Liabilities ( 1 .3 ) %
(31,826)
Net Assets 100.0% ...............
$2,429,517
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of September 30,
2025.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Social Leaders Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 72,445
3.0%
China ......................
75,838
3.1%
Denmark ....................
27,117
1.1%
France .....................
78,333
3.2%
Hong Kong ..................
101,127
4.2%
India ......................
49,395
2.0%
Japan ......................
64,517
2.6%
Netherlands .................
95,199
4.0%
South Africa .................
42,133
1.7%
Spain ......................
64,168
2.7%
Sweden ....................
58,292
2.4%
Switzerland ..................
33,160
1.4%
United Kingdom ..............
153,751
6.4%
United States ................
1,447,866
59.5%
Money Market ................
98,002
4.0%
Other assets and liabilities (net)
(31,826)
-1.3%
Total $2,429,517 100.0%

Schedule of Investments (Unaudited), September 30, 2025
Impax Ellevate Global Women’s Leadership Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.3%
Communication Services 6.2%
Alphabet, Inc. , A ............ 30,360 $ 7,380,516
Alphabet, Inc. , C ............ 23,485 5,719,772
Auto Trader Group plc , Reg S .. 183,022 1,944,296
BT Group plc .............. 786,840 2,024,301
Deutsche Telekom AG ........ 162,103 5,522,763
Orange SA ................ 204,939 3,324,310
Publicis Groupe SA .......... 58,321 5,612,422
Vodafone Group plc ......... 3,702,161 4,305,257
Walt Disney Co. (The) ........ 70,729 8,098,470
43,932,107
Consumer Discretionary 13.2%
Accor SA ................. 40,216 1,910,678
a
Amazon.com, Inc. ........... 83,399 18,311,918
Aristocrat Leisure Ltd. ........ 150,478 6,966,150
Best Buy Co., Inc. ........... 65,599 4,960,596
a
Deckers Outdoor Corp. ....... 20,240 2,051,729
eBay, Inc. ................. 47,183 4,291,294
H & M Hennes & Mauritz AB , B . 244,810 4,576,407
Hermes International SCA ..... 2,459 6,046,779
Kering SA ................. 13,558 4,543,250
a
Lululemon Athletica, Inc. ...... 28,740 5,113,708
b
Marriott International, Inc. , A ... 26,127 6,804,516
b
Starbucks Corp. ............ 78,740 6,661,404
Tapestry, Inc. .............. 59,742 6,763,989
a
Ulta Beauty, Inc. ............ 13,707 7,494,302
Williams-Sonoma, Inc. ....... 34,039 6,652,923
93,149,643
Consumer Staples 6.1%
Coca-Cola Co. (The) ......... 120,284 7,977,235
Diageo plc ................ 140,968 3,373,038
General Mills, Inc. ........... 89,499 4,512,540
L'Oreal SA ................ 5,914 2,569,557
Pernod Ricard SA ........... 43,221 4,255,134
Procter & Gamble Co. (The) ... 57,291 8,802,762
Target Corp. ............... 69,222 6,209,213
Woolworths Group Ltd. ....... 315,859 5,574,304
43,273,783
Financials 19.4%
Allianz SE ................. 7,035 2,959,812
American Express Co. ....... 17,311 5,750,022
Amundi SA , Reg S .......... 26,037 2,069,279
Aviva plc .................. 345,246 3,193,802
AXA SA ................... 59,530 2,854,762
Bank of New York Mellon Corp.
(The) ................... 58,795 6,406,303
Canadian Imperial Bank of
Commerce ............... 48,140 3,846,842
Citigroup, Inc. .............. 79,944 8,114,316
DNB Bank ASA ............. 232,136 6,327,098
Hang Seng Bank Ltd. ........ 420,300 6,395,672
JPMorgan Chase & Co. ....... 44,821 14,137,888
National Bank of Canada ..... 66,516 7,065,503
NatWest Group plc .......... 300,482 2,122,411
a
PayPal Holdings, Inc. ........ 56,992 3,821,883
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
PNC Financial Services Group,
Inc. (The) ................ 10,186 $ 2,046,673
Progressive Corp. (The) ...... 27,072 6,685,430
Prudential Financial, Inc. ...... 62,666 6,500,971
Royal Bank of Canada ....... 37,261 5,491,827
S&P Global, Inc. ............ 5,280 2,569,829
Societe Generale SA ......... 66,095 4,400,362
Standard Chartered plc ....... 354,580 6,881,535
State Street Corp. ........... 64,603 7,494,594
Sun Life Financial, Inc. ....... 101,941 6,121,441
Westpac Banking Corp. ....... 301,861 7,777,403
Willis Towers Watson plc ...... 18,299 6,321,390
137,357,048
Health Care 12.0%
AstraZeneca plc ............ 58,895 9,022,780
a
Biogen, Inc. ............... 33,056 4,630,484
Bristol-Myers Squibb Co. ...... 119,358 5,383,046
Cardinal Health, Inc. ......... 40,480 6,353,741
Elevance Health, Inc. ........ 16,016 5,175,090
Eli Lilly & Co. .............. 13,196 10,068,548
Gilead Sciences, Inc. ........ 71,005 7,881,555
GSK plc .................. 346,371 7,437,271
a
Insulet Corp. ............... 6,409 1,978,650
Johnson & Johnson ......... 59,047 10,948,495
Merck & Co., Inc. ........... 35,859 3,009,646
Novo Nordisk A/S , B ......... 51,139 2,847,505
Stryker Corp. .............. 5,984 2,212,105
a
Vertex Pharmaceuticals, Inc. ... 4,622 1,810,160
Zoetis, Inc. , A .............. 44,125 6,456,370
85,215,446
Industrials 8.5%
Cie de Saint-Gobain SA ...... 58,925 6,384,616
Cummins, Inc. .............. 16,880 7,129,605
Otis Worldwide Corp. ........ 69,023 6,310,773
Qantas Airways Ltd. ......... 855,684 6,183,004
Schneider Electric SE ........ 29,889 8,412,920
Stantec, Inc. ............... 48,827 5,265,822
Thomson Reuters Corp. ...... 11,861 1,841,749
Veralto Corp. ............... 65,907 7,026,345
Wolters Kluwer NV .......... 38,920 5,312,577
WW Grainger, Inc. ........... 6,404 6,102,756
59,970,167
c
Information Technology 29.7%
Accenture plc , A ............ 24,958 6,154,643
Apple, Inc. ................ 129,227 32,905,071
a
Autodesk, Inc. .............. 23,746 7,543,392
Broadcom, Inc. ............. 54,413 17,951,393
Cisco Systems, Inc. ......... 117,565 8,043,797
Halma plc ................. 148,702 6,922,193
Hewlett Packard Enterprise Co. . 278,767 6,846,517
HP, Inc. ................... 221,857 6,041,166
Intuit, Inc. ................. 10,926 7,461,475
Microsoft Corp. ............. 67,662 35,045,533
NVIDIA Corp. .............. 251,501 46,925,057

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
Oracle Corp. ............... 33,078 $ 9,302,857
a
ServiceNow, Inc. ............ 2,458 2,262,048
a
Synopsys, Inc. ............. 16,218 8,001,799
Texas Instruments, Inc. ....... 11,714 2,152,213
a
Twilio, Inc. , A ............... 65,636 6,569,507
210,128,661
Materials 1.0%
Fortescue Ltd. .............. 357,543 4,427,974
Yara International ASA ....... 66,154 2,424,807
6,852,781
Utilities 2.2%
American Water Works Co., Inc. 43,397 6,040,428
Edison International ......... 107,714 5,954,430
National Grid plc ............ 227,516 3,269,103
15,263,961
Total Common Stocks
(Cost $ 487,900,586 ) ..............
695,143,597
Money Market 1.5%
d,e
JPMorgan Prime Money Market
Fund , 4.280% ............ 10,251,588 10,251,588
(Cost $10,251,588)
Securities Purchased With Cash Collateral From
Securities Lending 0.3%
d,e
Invesco Government & Agency
Portfolio , 4.075% .......... 2,433,475 2,433,475
(Cost $2,433,475)
a
Total Investments 100 .1%
(Cost $ 500,585,649 ) .............
$707,828,660
Payable Upon Return Of Securities
Loaned ( 0 .3 ) % ...................
(2,433,475)
Other Assets, less Liabilities 0 .2%
1,575,061
Net Assets 100.0% ...............
$706,970,246
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
September 30, 2025. The total market value of securities on loan as of
September 30, 2025 was $2,381,782.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents an annualized 7-day yield as of September
30, 2025.
e
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Australia ....................
$ 30,928,835
4.4%
Brazil ......................
2,424,807
0.4%
Canada .....................
29,633,184
4.2%
Denmark ....................
2,847,505
0.4%
France .....................
43,971,149
6.3%
Germany ...................
8,482,575
1.2%
Hong Kong ..................
6,395,672
0.9%
Ireland .....................
6,154,643
0.9%
Netherlands .................
5,312,577
0.7%
Norway .....................
6,327,098
0.9%
Sweden ....................
4,576,407
0.6%
United Kingdom ..............
43,058,713
6.3%
United States ................
505,030,432
71.1%
Money Market ................
10,251,588
1.5%
Other assets and liabilities (net)
1,575,061
0.2%
Total $706,970,246 100.0%

Schedule of Investments (Unaudited), September 30, 2025
Impax International Sustainable Economy Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.1%
Australia 5.6%
ANZ Group Holdings Ltd. ....... 724,720 $ 15,913,797
Aristocrat Leisure Ltd. .......... 370,074 17,132,012
Coles Group Ltd. .............. 421,985 6,495,542
Commonwealth Bank of Australia . 27,620 3,050,176
Goodman Group , REIT ......... 142,672 3,091,848
QBE Insurance Group Ltd. ...... 1,302,084 17,719,100
REA Group Ltd. ............... 47,995 7,339,306
Scentre Group , REIT ........... 1,113,659 3,003,957
Suncorp Group Ltd. ............ 307,102 4,117,531
Transurban Group ............. 857,438 7,823,141
85,686,410
Austria 0.3%
Mondi plc ................... 350,563 4,849,019
Belgium 1.0%
KBC Group NV ............... 126,847 15,201,210
Denmark 1.6%
Novo Nordisk A/S , B ........... 283,987 15,812,870
a
Orsted A/S , Reg S ............. 166,639 2,898,617
Tryg A/S .................... 228,526 5,802,096
24,513,583
Finland 0.8%
Nokia OYJ .................. 632,461 3,041,378
Sampo OYJ , A ............... 762,784 8,769,691
11,811,069
France 9.7%
Air Liquide SA ................ 28,062 5,846,904
AXA SA ..................... 525,920 25,220,500
BNP Paribas SA .............. 297,555 27,215,213
Carrefour SA ................. 864,062 13,094,652
Credit Agricole SA ............. 790,636 15,580,335
Danone SA .................. 85,685 7,466,014
Dassault Systemes SE ......... 533,416 17,944,658
FDJ Ultd. ................... 164,075 5,501,789
Hermes International SCA ....... 2,187 5,377,920
L'Oreal SA .................. 34,497 14,988,502
Unibail-Rodamco-Westfield , REIT . 58,593 6,170,702
Vinci SA .................... 21,994 3,056,549
147,463,738
Germany 9.7%
Allianz SE ................... 41,536 17,475,302
GEA Group AG ............... 82,075 6,067,977
Infineon Technologies AG ....... 626,453 24,575,858
Mercedes-Benz Group AG ...... 347,496 21,902,671
Merck KGaA ................. 121,675 15,786,687
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 30,615 19,546,888
Siemens AG ................. 125,943 34,001,843
a
Siemens Energy AG ........... 91,328 10,738,266
150,095,492
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Hong Kong 2.0%
AIA Group Ltd. ............... 2,416,600 $ 23,160,611
Hong Kong Exchanges & Clearing
Ltd. ...................... 63,800 3,621,962
MTR Corp. Ltd. ............... 1,405,999 4,761,538
31,544,111
Ireland 0.4%
AIB Group plc ................ 327,295 2,983,864
Bank of Ireland Group plc ....... 205,472 3,402,065
6,385,929
Italy 4.8%
BPER Banca SpA ............. 1,452,079 16,150,251
Enel SpA ................... 845,089 8,008,520
Generali .................... 611,804 24,043,905
Intesa Sanpaolo SpA ........... 3,398,607 22,495,979
a
Telecom Italia SpA ............ 6,005,135 3,146,339
73,844,994
Japan 21.9%
Aeon Co. Ltd. ................ 617,700 7,497,800
Ajinomoto Co., Inc. ............ 105,500 3,024,602
Astellas Pharma, Inc. .......... 1,006,500 10,970,837
Chugai Pharmaceutical Co. Ltd. .. 123,000 5,453,145
Daifuku Co. Ltd. .............. 186,400 5,965,540
Daiichi Sankyo Co. Ltd. ......... 1,111,400 25,006,736
Daiwa House Industry Co. Ltd. ... 93,200 3,347,281
FANUC Corp. ................ 303,900 8,733,160
Fuji Electric Co. Ltd. ........... 45,200 3,029,925
Fujitsu Ltd. .................. 1,002,700 23,521,672
Hitachi Ltd. .................. 1,185,700 31,412,831
Kajima Corp. ................. 101,300 2,952,373
Kao Corp. ................... 112,400 4,898,510
KDDI Corp. .................. 1,424,300 22,715,489
Kirin Holdings Co. Ltd. ......... 400,900 5,873,639
Komatsu Ltd. ................ 297,800 10,374,521
Mitsubishi Estate Co. Ltd. ....... 207,600 4,771,446
NEC Corp. .................. 752,000 24,070,834
Nitto Denko Corp. ............. 155,200 3,678,976
Nomura Holdings, Inc. .......... 488,400 3,579,325
Nomura Research Institute Ltd. ... 124,000 4,760,614
Panasonic Holdings Corp. ....... 295,500 3,207,386
Recruit Holdings Co. Ltd. ....... 159,700 8,586,091
Sekisui Chemical Co. Ltd. ....... 249,400 4,642,995
SoftBank Corp. ............... 13,802,000 20,299,975
Sompo Holdings, Inc. .......... 182,400 5,638,998
a
Sony Financial Group, Inc. ...... 1,145,500 1,270,325
Sony Group Corp. ............. 1,145,500 32,929,347
Sumitomo Electric Industries Ltd. . 177,400 5,047,749
Tokio Marine Holdings, Inc. ...... 137,900 5,836,363
Tokyo Electron Ltd. ............ 146,000 25,880,977
Yokogawa Electric Corp. ........ 250,000 7,174,650
336,154,112
Netherlands 4.7%
ASML Holding NV ............. 47,239 46,066,862
ASR Nederland NV ............ 44,731 3,043,915

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Netherlands (continued)
ING Groep NV ............... 221,054 $ 5,795,098
Koninklijke Ahold Delhaize NV .... 256,461 10,377,567
Wolters Kluwer NV ............ 49,199 6,715,659
71,999,101
New Zealand 0.3%
a
Xero Ltd. .................... 50,943 5,315,654
Norway 0.3%
Norsk Hydro ASA ............. 599,692 4,077,377
Portugal 1.2%
EDP SA .................... 3,225,168 15,306,537
Jeronimo Martins SGPS SA ..... 131,795 3,208,577
18,515,114
Singapore 1.1%
DBS Group Holdings Ltd. ....... 76,100 3,017,959
United Overseas Bank Ltd. ...... 542,500 14,569,084
17,587,043
Spain 3.6%
Acciona SA .................. 15,008 3,015,687
ACS Actividades de Construccion y
Servicios SA ............... 73,715 5,908,855
Banco Bilbao Vizcaya Argentaria SA 157,398 3,033,002
Banco de Sabadell SA ......... 779,011 3,040,643
CaixaBank SA ................ 331,267 3,498,814
Cellnex Telecom SA , Reg S ...... 166,066 5,752,097
Iberdrola SA ................. 1,609,000 30,457,301
54,706,399
Sweden 1.1%
Assa Abloy AB , B ............. 239,914 8,350,899
Epiroc AB , A ................. 142,181 3,009,983
Skanska AB , B ............... 119,445 3,100,300
SKF AB , B .................. 128,933 3,206,719
17,667,901
Switzerland 5.3%
ABB Ltd. .................... 400,109 28,953,220
Logitech International SA ....... 136,722 15,039,205
SGS SA .................... 56,908 5,913,870
Sika AG .................... 34,865 7,829,241
Sonova Holding AG ............ 46,911 12,867,986
Zurich Insurance Group AG ...... 12,172 8,700,343
79,303,865
United Kingdom 13.9%
3i Group plc ................. 173,002 9,536,386
AstraZeneca plc .............. 261,713 40,094,723
Auto Trader Group plc , Reg S .... 544,937 5,789,023
Barratt Redrow plc ............ 2,027,020 10,664,485
HSBC Holdings plc ............ 2,852,924 40,263,659
J Sainsbury plc ............... 1,637,389 7,362,069
Legal & General Group plc ...... 1,772,888 5,694,366
National Grid plc .............. 1,137,552 16,345,110
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
United Kingdom (continued)
Reckitt Benckiser Group plc ..... 142,835 $ 10,998,584
RELX plc ................... 561,739 26,839,238
Schroders plc ................ 599,632 3,042,854
Segro plc , REIT .............. 345,503 3,052,880
SSE plc .................... 511,448 11,996,374
Standard Chartered plc ......... 179,798 3,489,442
Tesco plc ................... 2,355,992 14,121,087
Vodafone Group plc ........... 4,581,492 5,327,834
214,618,114
United States 8.8%
CSL Ltd. .................... 71,200 9,366,094
GSK plc .................... 297,858 6,395,601
Holcim AG .................. 140,723 12,007,128
a
James Hardie Industries plc , CDI . 392,853 7,291,112
Novartis AG ................. 316,954 40,753,435
Schneider Electric SE .......... 111,109 31,274,086
Stellantis NV ................. 317,339 2,945,401
Swiss Re AG ................. 135,796 25,220,977
135,253,834
Total Common Stocks
(Cost $ 1,171,481,254 ) .............
1,506,594,069
Money Market 1.3%
b,c
JPMorgan Prime Money Market
Fund , 4.280% .............. 19,692,471 19,692,471
(Cost $19,692,471)
a
Total Investments 99 .4%
(Cost $ 1,191,173,725 ) .............
$1,526,286,540
Other Assets, less Liabilities 0 .6% ..
9,837,406
Net Assets 100.0% ................
$1,536,123,946
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of September
30, 2025.
c
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments by Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 70,370,063
4.6%
Consumer Discretionary ........
104,708,761
6.8%
Consumer Staples ............
109,407,145
7.1%
Financials ...................
419,742,029
27.3%
Health Care .................
182,508,113
11.9%
Industrials ...................
265,419,579
17.3%
Information Technology .........
197,392,362
12.9%
Materials ....................
45,579,757
3.0%
Real Estate ..................
23,438,114
1.5%
Utilities .....................
88,028,146
5.7%
Money Market ................
19,692,471
1.3%
Other assets and liabilities (net)
9,837,406
0.6%
Total $1,536,123,946 100.0%

Schedule of Investments (Unaudited), September 30, 2025
Impax Core Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
BONDS: 98.3%
a
Community Investment Notes 0.0%
a
Financials 0.0%
b,c
CEI Investments LLC , 4.000%,
10/31/25 ................ 323,622 $ 323,622
c
Envest Microfinance Cooperative ,
b
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 248,315
721,937
Total Community Investment Notes
(Cost $723,622) .................
721,937
Corporate Bonds 32.0%
Communication Services 4.7%
Alphabet, Inc. , 5.250%, 5/15/55 .
2,000,000 2,005,848
AT&T, Inc. ,
5.400%, 2/15/34 .......... 3,750,000 3,898,822
4.350%, 6/15/45 .......... 3,250,000 2,747,827
4.750%, 5/15/46 .......... 775,000 692,533
3.500%, 9/15/53 .......... 1,000,000 692,236
Charter Communications
Operating LLC / Charter
Communications Operating
Capital Corp. , 6.384%, 10/23/35 1,400,000 1,467,227
d
Cogent Communications Group
LLC / Cogent Finance, Inc. ,
144A, 7.000%, 6/15/27 ...... 500,000 499,094
Comcast Corp. ,
4.600%, 10/15/38 ......... 2,750,000 2,592,562
5.350%, 5/15/53 .......... 1,200,000 1,126,015
Fox Corp. , 6.500%, 10/13/33 ...
2,500,000 2,753,292
Netflix, Inc. , 4.900%, 8/15/34 ...
2,500,000 2,580,014
d
Sirius XM Radio LLC , 144A,
4.125%, 7/01/30 ........... 2,000,000 1,877,199
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 2,500,000 3,046,485
T-Mobile USA, Inc. , 5.300%,
5/15/35 ................. 4,500,000 4,611,345
Verizon Communications, Inc. ,
2.550%, 3/21/31 .......... 2,000,000 1,818,876
5.250%, 4/02/35 .......... 1,000,000 1,017,284
4.812%, 3/15/39 .......... 3,500,000 3,340,007
2.650%, 11/20/40 ......... 600,000 434,217
3.400%, 3/22/41 .......... 600,000 474,334
3.550%, 3/22/51 .......... 500,000 366,875
Walt Disney Co. (The) , 4.750%,
9/15/44 ................. 1,500,000 1,395,064
39,437,156
Consumer Discretionary 1.5%
d
Allison Transmission, Inc. , 144A,
5.875%, 6/01/29 ........... 1,000,000 1,009,077
Amazon.com, Inc. ,
2.875%, 5/12/41 .......... 800,000 614,214
2.500%, 6/03/50 .......... 1,000,000 618,329
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
American University (The) , 2019 ,
3.672%, 4/01/49 ........... 1,000,000 $ 768,928
Aptiv Swiss Holdings Ltd. ,
5.150%, 9/13/34 ........... 1,300,000 1,293,194
d
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 2,000,000 2,077,800
Lowe's Cos., Inc. ,
4.250%, 3/15/31 .......... 2,250,000 2,236,091
2.800%, 9/15/41 .......... 750,000 543,381
5.750%, 7/01/53 .......... 750,000 757,580
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 482,229
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 504,442
d
William Carter Co. (The) , 144A,
5.625%, 3/15/27 ........... 2,000,000 2,003,892
12,909,157
Consumer Staples 1.1%
d
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC , 144A, 4.625%,
1/15/27 ................. 1,000,000 995,126
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,203,164
d
Energizer Holdings, Inc. , 144A,
6.000%, 9/15/33 ........... 1,000,000 979,274
Haleon US Capital LLC , 3.625%,
3/24/32 ................. 2,250,000 2,133,101
Kraft Heinz Foods Co. , 5.200%,
7/15/45 ................. 2,000,000 1,849,114
Kroger Co. (The) , 5.500%,
9/15/54 ................. 2,000,000 1,950,998
9,110,777
Financials 9.6%
d
200 Park Funding Trust , 144A,
5.740%, 2/15/55 ........... 1,000,000 1,013,961
ACE Capital Trust II , 9.700%,
4/01/30 ................. 500,000 600,733
Aon North America, Inc. , 5.450%,
3/01/34 ................. 2,000,000 2,084,251
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 789,206
3.150%, 6/15/31 .......... 1,000,000 938,481
Bank of America Corp. ,
2.572% to 10/19/31, FRN
thereafter, 10/20/32 ........ 3,750,000 3,362,265
5.872% to 9/14/33, FRN
thereafter, 9/15/34 ......... 2,500,000 2,679,944
5.468% to 1/22/34, FRN
thereafter, 1/23/35 ......... 2,000,000 2,089,647
Bank of Montreal , 4.64% to
9/09/29, FRN thereafter , 9/10/30 2,000,000 2,028,438
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 3,000,000 3,182,292

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
d
Block, Inc. , 144A, 5.625%,
8/15/30 ................. 393,000 $ 398,466
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 965,439
Chubb INA Holdings LLC ,
4.900%, 8/15/35 .......... 1,500,000 1,509,491
4.350%, 11/03/45 ......... 250,000 220,751
Citigroup, Inc. , 2.572% to 6/02/30,
FRN thereafter , 6/03/31 ..... 2,000,000 1,840,575
Citizens Financial Group, Inc. ,
5.841% to 1/22/29, FRN
thereafter, 1/23/30 ......... 2,000,000 2,085,101
5.253% to 3/04/30, FRN
thereafter, 3/05/31 ......... 2,500,000 2,562,919
Corebridge Financial, Inc. ,
5.750%, 1/15/34 ........... 1,500,000 1,578,865
d
Corebridge Global Funding , 144A,
4.250%, 8/21/28 ........... 399,000 399,399
Fiserv, Inc. , 5.375%, 8/21/28 ...
4,600,000 4,744,601
Goldman Sachs Group, Inc.
(The) , 4.692% to 10/22/29, FRN
thereafter , 10/23/30 ........ 2,000,000 2,026,047
d
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 405,000 421,822
d
High Street Funding Trust III ,
144A, 5.807%, 2/15/55 ...... 1,000,000 1,000,920
JPMorgan Chase & Co. ,
2.947% to 2/23/27, FRN
thereafter, 2/24/28 ......... 1,000,000 984,528
5.581% to 4/21/29, FRN
thereafter, 4/22/30 ......... 1,000,000 1,044,797
4.603% to 10/21/29, FRN
thereafter, 10/22/30 ........ 500,000 505,989
5.766% to 4/21/34, FRN
thereafter, 4/22/35 ......... 2,500,000 2,664,632
5.294% to 7/21/34, FRN
thereafter, 7/22/35 ......... 3,000,000 3,099,712
Sub. Bond, 5.576% to 7/22/35,
FRN thereafter, 7/23/36 ..... 1,000,000 1,037,407
M&T Bank Corp. , 5.179% to
7/07/30, FRN thereafter , 7/08/31 2,000,000 2,048,755
MetLife, Inc. ,
4.875%, 11/13/43 ......... 1,000,000 943,912
5.250%, 1/15/54 .......... 1,000,000 975,219
Morgan Stanley ,
5.652% to 4/12/27, FRN
thereafter, 4/13/28 ......... 2,000,000 2,045,200
4.654% to 10/17/29, FRN
thereafter, 10/18/30 ........ 3,000,000 3,033,713
5.664% to 4/16/35, FRN
thereafter, 4/17/36 ......... 500,000 527,768
Morgan Stanley Bank NA , 4.968%
to 7/13/27, FRN thereafter ,
7/14/28 ................. 1,000,000 1,014,977
Nasdaq, Inc. ,
5.350%, 6/28/28 .......... 441,000 454,818
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Nasdaq, Inc., (continued)
5.550%, 2/15/34 .......... 871,000 $ 914,993
NatWest Group plc , 4.964% to
8/14/29, FRN thereafter , 8/15/30 1,000,000 1,018,808
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 2,000,000 1,955,925
PNC Financial Services Group,
Inc. (The) , 5.575% to 1/28/35,
FRN thereafter , 1/29/36 ..... 2,600,000 2,713,831
Principal Financial Group, Inc. ,
5.375%, 3/15/33 ........... 1,000,000 1,041,101
Prudential Financial, Inc. , 5.800%,
11/16/41 ................ 1,000,000 1,024,488
d
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 1,000,000 1,011,941
Travelers Cos., Inc. (The) ,
5.450%, 5/25/53 .......... 1,000,000 1,001,958
5.700%, 7/24/55 .......... 250,000 259,175
Unum Group , 6.000%, 6/15/54 .
1,000,000 1,013,595
Visa, Inc. , 4.300%, 12/14/45 ...
2,500,000 2,208,889
Wells Fargo & Co. ,
3.35% to 3/01/32, FRN
thereafter, 3/02/33 ......... 2,250,000 2,095,063
5.499% to 1/22/34, FRN
thereafter, 1/23/35 ......... 4,000,000 4,173,752
d
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 .......... 1,000,000 1,049,445
d
WLB Asset VII Pte. Ltd. , 144A,
5.880%, 7/30/29 ........... 1,000,000 1,009,772
81,397,777
Health Care 2.4%
AbbVie, Inc. ,
5.050%, 3/15/34 .......... 1,000,000 1,029,368
4.250%, 11/21/49 ......... 1,500,000 1,264,612
5.400%, 3/15/54 .......... 500,000 497,526
Agilent Technologies, Inc. ,
4.750%, 9/09/34 ........... 1,000,000 997,300
Amgen, Inc. ,
4.200%, 3/01/33 .......... 500,000 486,453
6.400%, 2/01/39 .......... 2,000,000 2,196,974
d
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 2,000,000 1,969,145
CVS Health Corp. , 4.780%,
3/25/38 ................. 2,000,000 1,875,335
Elevance Health, Inc. ,
4.000%, 9/15/28 .......... 1,000,000 995,837
2.250%, 5/15/30 .......... 1,000,000 913,015
5.650%, 6/15/54 .......... 1,000,000 983,522
HCA, Inc. ,
5.500%, 3/01/32 .......... 1,500,000 1,563,423
7.500%, 11/06/33 ......... 1,000,000 1,147,735
d
IQVIA, Inc. , 144A, 5.000%,
10/15/26 ................ 1,000,000 999,675
Kaiser Foundation Hospitals ,
2021 , 2.810%, 6/01/41 ...... 1,000,000 741,231

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Health Care (continued)
Laboratory Corp. of America
Holdings , 4.350%, 4/01/30 ... 1,500,000 $ 1,500,807
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 .......... 1,000,000 942,402
20,104,360
Industrials 2.9%
AGCO Corp. , 5.450%, 3/21/27 .
2,000,000 2,029,870
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 509,809
Burlington Northern Santa Fe
LLC , 5.500%, 3/15/55 ...... 1,000,000 1,003,407
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 584,237
Capital Impact Partners , 4.800%,
3/15/26 ................. 500,000 501,579
Carrier Global Corp. , 3.377%,
4/05/40 ................. 1,000,000 807,798
d
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,000,000 2,049,798
CNH Industrial Capital LLC ,
4.750%, 3/21/28 .......... 800,000 809,165
4.500%, 10/16/30 ......... 500,000 499,170
e
Concentrix Corp. , 6.600%,
8/02/28 ................. 2,000,000 2,094,779
Deere & Co. , 5.450%, 1/16/35 ..
1,000,000 1,053,022
d
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 2,000,000 2,057,106
d
Herc Holdings, Inc. , 144A,
5.500%, 7/15/27 ........... 1,000,000 998,247
Local Initiatives Support Corp. ,
1.000%, 11/15/25 ......... 1,000,000 994,101
4.600%, 7/15/26 .......... 500,000 501,690
Nature Conservancy (The) ,
A, 1.861%, 7/01/33 ........ 266,000 211,239
A, 3.957%, 3/01/52 ........ 750,000 599,266
nVent Finance SARL , 2.750%,
11/15/31 ................ 1,000,000 894,178
Pentair Finance SARL , 5.900%,
7/15/32 ................. 1,705,000 1,812,029
Republic Services, Inc. , 6.200%,
3/01/40 ................. 1,500,000 1,659,971
Uber Technologies, Inc. , 4.800%,
9/15/34 ................. 2,000,000 2,005,134
d
WK Kellogg Foundation Trust ,
144A, 2.443%, 10/01/50 ..... 1,000,000 598,828
24,274,423
Information Technology 2.7%
Apple, Inc. , 2.650%, 2/08/51 ...
3,000,000 1,915,712
Cisco Systems, Inc. , 5.900%,
2/15/39 ................. 3,500,000 3,803,587
Hewlett Packard Enterprise Co. ,
4.400%, 10/15/30 .......... 2,500,000 2,485,633
e
Kyndryl Holdings, Inc. , 6.350%,
2/20/34 ................. 1,500,000 1,603,727
a a
Shares/
Principal
a
Value
a a a a
Information Technology (continued)
Microsoft Corp. , 2.525%, 6/01/50
2,000,000 $ 1,267,374
NXP BV / NXP Funding LLC ,
5.550%, 12/01/28 .......... 2,000,000 2,070,784
d
Open Text Corp. , 144A, 6.900%,
12/01/27 ................ 2,000,000 2,083,094
Oracle Corp. , 5.200%, 9/26/35 .
3,700,000 3,721,783
d
Seagate Data Storage Technology
Pte. Ltd. , 144A, 5.875%,
7/15/30 ................. 2,000,000 2,039,832
Twilio, Inc. , 3.875%, 3/15/31 ...
1,000,000 940,967
Vontier Corp. , 2.950%, 4/01/31 .
1,500,000 1,371,232
23,303,725
Materials 0.5%
Steel Dynamics, Inc. ,
5.250%, 5/15/35 .......... 1,500,000 1,533,580
5.750%, 5/15/55 .......... 500,000 510,535
Vulcan Materials Co. , 5.350%,
12/01/34 ................ 2,000,000 2,064,297
4,108,412
Real Estate 1.8%
American Tower Corp. , 5.900%,
11/15/33 ................ 4,750,000 5,094,396
Brixmor Operating Partnership LP ,
5.200%, 4/01/32 ........... 1,500,000 1,540,021
Century Housing Corp. ,
4.500%, 2/15/26 .......... 1,000,000 1,000,446
4.650%, 3/15/26 .......... 500,000 500,869
Equinix Europe 2 Financing Corp.
LLC , 5.500%, 6/15/34 ...... 1,000,000 1,038,605
Kimco Realty OP LLC , 4.600%,
2/01/33 ................. 2,750,000 2,737,194
SBA Communications Corp. ,
3.875%, 2/15/27 ........... 2,000,000 1,971,361
Welltower OP LLC , 6.500%,
3/15/41 ................. 1,549,000 1,727,825
15,610,717
Utilities 4.8%
AES Corp. (The) , 5.450%, 6/01/28
1,000,000 1,024,455
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to
3/14/31, FRN thereafter , 3/15/56 1,000,000 998,996
American Water Capital Corp. ,
5.250%, 3/01/35 ........... 2,500,000 2,565,785
Consolidated Edison Co. of New
York, Inc. , 5.125%, 3/15/35 .. 2,000,000 2,055,008
Dominion Energy, Inc. , A , Junior
Sub. Bond , 6.875% to 1/31/30,
FRN thereafter , 2/01/55 ..... 1,000,000 1,047,225
DTE Electric Co. ,
3.950%, 3/01/49 .......... 500,000 404,162
A, 1.900%, 4/01/28 ........ 1,500,000 1,427,505
DTE Energy Co. ,
4.875%, 6/01/28 .......... 750,000 763,194

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
DTE Energy Co., (continued)
5.050%, 10/01/35 ......... 500,000 $ 497,036
Essential Utilities, Inc. , 5.250%,
8/15/35 ................. 2,750,000 2,765,187
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 1,023,890
Georgia Power Co. , A , 3.250%,
3/15/51 ................. 1,000,000 700,974
MidAmerican Energy Co. ,
3.650%, 4/15/29 ........... 1,000,000 985,919
d
Niagara Mohawk Power Corp. ,
144A, 4.647%, 10/03/30 ..... 2,000,000 2,010,381
NiSource, Inc. ,
5.350%, 7/15/35 .......... 2,000,000 2,043,542
Junior Sub. Bond, 6.375%
to 3/30/35, FRN thereafter,
3/31/55 ................. 1,000,000 1,036,368
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 1,986,265
NSTAR Electric Co. ,
4.850%, 3/01/30 .......... 1,000,000 1,025,093
5.200%, 3/01/35 .......... 2,000,000 2,039,759
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ... 750,000 538,065
PG&E Recovery Funding LLC ,
A-2, 5.256%, 1/15/38 ...... 1,000,000 1,024,009
A-3, 5.536%, 7/15/47 ...... 2,625,000 2,660,633
PPL Electric Utilities Corp. ,
5.550%, 8/15/55 ........... 750,000 757,020
SCE Recovery Funding LLC ,
A-1, 4.697%, 6/15/40 ...... 2,027,719 2,002,466
A-2, 2.943%, 11/15/42 ...... 1,450,000 1,205,687
A-2, 5.112%, 12/15/47 ...... 880,000 851,875
Southern Power Co. ,
4.150%, 12/01/25 ......... 1,000,000 999,763
A, 4.250%, 10/01/30 ....... 1,000,000 994,466
Southwestern Public Service Co. ,
6.000%, 6/01/54 ........... 1,000,000 1,042,837
Union Electric Co. ,
5.250%, 4/15/35 .......... 1,000,000 1,031,726
5.125%, 3/15/55 .......... 1,500,000 1,421,030
40,930,321
Total Corporate Bonds
(Cost $270,967,286) ..............
271,186,825
Foreign Government and Agency Securities 1.6%
d
BNG Bank NV , 144A, 0.500%,
11/24/25 ................ 250,000 248,670
d
Caisse d'Amortissement de la
Dette Sociale , 144A, 1.375%,
1/20/31 ................. 3,000,000 2,621,957
d
Kommunalbanken A/S ,
144A, 4.625%, 10/24/25 ..... 500,000 500,117
144A, 1.125%, 10/26/26 ..... 1,500,000 1,457,161
144A, 1.125%, 6/14/30 ...... 1,000,000 884,922
144A, 4.125%, 8/29/30 ...... 1,000,000 1,014,044
a a
Shares/
Principal
a
Value
a a a a
Foreign Government and Agency Securities
(continued)
d
Kommunalbanken A/S,
(continued)
f
144A, FRN, 4.592%, (SOFR
Index + 0.410%), 4/09/29 .... 1,000,000 $ 1,000,448
d
Kommuninvest I Sverige AB ,
144A, 4.000%, 11/29/28 ..... 1,000,000 1,008,672
Kreditanstalt fuer Wiederaufbau ,
4.625%, 3/18/30 ........... 3,000,000 3,111,248
3.750%, 7/15/30 ........... 600,000 600,068
d
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 880,091
Total Foreign Government and
Agency Securities
(Cost $13,632,972) ...............
13,327,398
U.S. Government and Agency Securities 21.1%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,920,040
4.410%, 1/28/27 ........... 2,000,000 2,002,041
1.850%, 3/28/30 ........... 1,095,000 1,006,810
2.020%, 4/01/31 ........... 780,000 702,536
1.880%, 6/16/31 ........... 1,220,000 1,090,610
2.500%, 4/14/36 ........... 3,000,000 2,458,865
FHLB ,
0.520%, 2/12/26 ........... 500,000 493,787
2.000%, 3/25/30 ........... 1,666,667 1,541,771
U.S. Treasury Bonds ,
4.875%, 8/15/45 ........... 32,000,000 32,717,500
Index Linked, 1.000%, 2/15/48 1,000,000 982,688
1.875%, 11/15/51 .......... 17,000,000 9,620,273
4.750%, 5/15/55 ........... 19,000,000 19,065,313
U.S. Treasury Notes ,
3.750%, 6/30/27 ........... 18,000,000 18,033,750
3.875%, 7/15/28 ........... 37,000,000 37,244,257
3.875%, 6/30/30 ........... 29,500,000 29,683,223
4.125%, 3/31/32 ........... 7,000,000 7,094,199
4.250%, 5/15/35 ........... 8,000,000 8,075,000
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 1,000,000 976,982
f
FRN, 4.400%, (3-month U.S.
Treasury Bill Rate), 9/15/26 .. 333,333 333,333
1.650%, 4/15/28 ........... 500,000 478,253
1.440%, 4/15/28 ........... 1,000,000 952,319
3.130%, 4/15/28 ........... 1,000,000 982,056
Total U.S. Government and Agency
Securities
(Cost $177,410,214) ..............
178,455,606
Asset-Backed Securities 6.0%
Financials 6.0%
d,f
AGL CLO 23 Ltd. , 2022-23A , A1R ,
144A, FRN , 5.475%, ( 3-month
SOFR + 1.150% ), 4/20/38 . ... 2,600,000 2,601,277

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
d
Aqua Finance Issuer Trust , 2025-
B , A , 144A, 4.790%, 5/17/51 . . 1,876,597 $ 1,889,008
d,f
CIFC Funding Ltd. , 2019-5A ,
A1R2 , 144A, FRN , 5.359%,
( 3-month SOFR + 1.270% ),
10/15/38 . ................ 2,360,000 2,366,322
d
College Ave Student Loans LLC ,
2024-B , A1A , 144A, 5.690%,
8/25/54 . ................. 2,199,205 2,260,186
d
Dell Equipment Finance Trust ,
2025-1 , D , 144A, 5.640%,
8/22/31 . ................. 2,100,000 2,141,153
d,f
Elmwood CLO IX Ltd. , 2021-
2A , AR , 144A, FRN , 5.465%,
( 3-month SOFR + 1.140% ),
4/20/38 . ................. 2,000,000 1,999,938
d
FHF Issuer Trust ,
2024-1A, A2, 144A, 5.690%,
2/15/30 ................. 452,172 456,231
2024-3A, A2, 144A, 4.940%,
11/15/30 ................ 766,175 765,450
2025-1A, A2, 144A, 4.920%,
2/15/31 ................. 1,629,928 1,627,600
d
Foundation Finance Trust ,
2023-1A, A, 144A, 5.670%,
12/15/43 ................ 1,337,524 1,371,714
2023-2A, A, 144A, 6.530%,
6/15/49 ................. 459,206 479,755
2023-2A, C, 144A, 7.310%,
6/15/49 ................. 1,220,654 1,278,050
2025-2A, A, 144A, 4.670%,
4/15/52 ................. 1,392,657 1,399,861
d
Frontier Issuer LLC ,
2023-1, A2, 144A, 6.600%,
8/20/53 ................. 1,000,000 1,016,033
2023-1, B, 144A, 8.300%,
8/20/53 ................. 1,750,000 1,793,725
2024-1, A2, 144A, 6.190%,
6/20/54 ................. 1,890,000 1,950,743
d
MetroNet Infrastructure Issuer
LLC ,
2025-2A, A2, 144A, 5.400%,
8/20/55 ................. 2,250,000 2,287,057
2025-2A, B, 144A, 5.590%,
8/20/55 ................. 1,000,000 1,008,886
d
Mill City Solar Loan Ltd. , 2019-
2GS , A , 144A, 3.690%, 7/20/43 . 376,974 340,307
d
Mosaic Solar Loan Trust ,
2017-1A, A, 144A, 4.450%,
6/20/42 ................. 242,484 235,168
2017-2A, A, 144A, 3.820%,
6/22/43 ................. 323,541 304,951
2018-1A, A, 144A, 4.010%,
6/22/43 ................. 867,685 816,277
2019-1A, A, 144A, 4.370%,
12/21/43 ................ 386,065 364,572
2019-2A, A, 144A, 2.880%,
9/20/40 ................. 290,967 258,169
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
d
Mosaic Solar Loan Trust,
(continued)
2020-1A, A, 144A, 2.100%,
4/20/46 ................. 291,147 $ 256,607
2020-2A, A, 144A, 1.440%,
8/20/46 ................. 604,515 509,469
2020-2A, C, 144A, 3.000%,
8/20/46 ................. 378,649 347,055
2021-1A, A, 144A, 1.510%,
12/20/46 ................ 582,109 485,974
2021-2A, B, 144A, 2.090%,
4/22/47 ................. 559,303 417,370
2022-3A, A, 144A, 6.100%,
6/20/53 ................. 1,798,089 1,770,268
d,f
OCP CLO Ltd. , 2021-21A , AR ,
144A, FRN , 5.505%, ( 3-month
SOFR + 1.180% ), 1/20/38 . ... 1,000,000 1,000,478
d
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 789,563 647,804
d,f
Palmer Square CLO Ltd. , 2021-
4A , A1R , 144A, FRN , 5.592%,
( 3-month SOFR + 1.320% ),
7/15/38 . ................. 2,500,000 2,507,923
SBA Small Business Investment
Cos. ,
2023-10A, 1, 5.168%, 3/10/33 854,938 870,765
2023-10B, 1, 5.688%, 9/10/33 950,941 988,733
2025-10A, 1, 4.963%, 3/10/35 1,500,000 1,527,119
d
SoFi Professional Loan Program
LLC ,
2017-F, BFX, 144A, 3.620%,
1/25/41 ................. 1,800,000 1,742,706
2018-B, BFX, 144A, 3.830%,
8/25/47 ................. 500,000 484,980
d
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 778,021 755,167
d
Sunrun Atlas Issuer LLC , 2019-2 ,
A , 144A, 3.610%, 2/01/55 . ... 1,633,338 1,563,702
d
Tesla Auto Lease Trust ,
2023-B, B, 144A, 6.570%,
8/20/27 ................. 1,400,000 1,405,943
2024-A, B, 144A, 5.550%,
5/22/28 ................. 750,000 758,351
d
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . ................ 1,180,572 1,116,563
d
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 823,357 789,568
50,958,978
a a a a a
Total Asset-Backed Securities
(Cost $51,453,862) ...............
50,958,978

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities 30.8%
Commercial Mortgage-Backed Securities 4.2%
d,f
Durst Commercial Mortgage
Trust, 2025-151, D, 144A, FRN,
7.018%, 8/10/42 ........... 2,750,000 $ 2,831,927
FHLMC, Multi-class Certificates ,
2021-P009, A1, 1.132%,
1/25/31 ................. 1,104,356 1,032,207
f
2024-P016, A2, FRN, 4.768%,
9/25/33 ................. 2,000,000 2,020,908
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01, A10, 2.939%, 4/25/29 . 3,000,000 2,888,179
KG02, A2, 2.412%, 8/25/29 .. 2,000,000 1,888,355
KG04, A2, 1.487%, 11/25/30 . 2,000,000 1,765,123
f
KG07, A2, FRN, 3.123%,
8/25/32 ................. 1,750,000 1,633,441
f
KSG4, A2, FRN, 3.400%,
8/25/32 ................. 2,000,000 1,892,230
FNMA, ACES ,
f
2018-M13, A2, FRN, 3.875%,
9/25/30 ................. 1,218,934 1,204,327
f
2019-M1, A2, FRN, 3.661%,
9/25/28 ................. 1,442,280 1,424,848
2019-M9, A2, 2.937%, 6/25/29 1,257,287 1,216,946
f
2021-M1S, A2, FRN, 1.428%,
12/25/30 ................ 2,700,000 2,367,548
f
2023-M1S, A2, FRN, 4.648%,
4/25/33 ................. 2,500,000 2,518,981
GNMA ,
f
2013-101, AF, FRN, 2.831%,
9/16/50 ................. 362,707 355,854
f
2014-164, AN, FRN, 3.112%,
3/16/55 ................. 462,765 416,837
2019-H02, JA, 3.500%,
12/20/68 ................ 2,363,822 2,270,923
d,f
MAD Commercial Mortgage Trust,
2025-11MD, B, 144A, FRN,
5.095%, 10/15/42 .......... 2,000,000 2,002,020
d,f
RFR Trust, 2025-SGRM, B, 144A,
FRN, 5.863%, 3/11/41 ...... 2,000,000 2,048,664
d
SLG Office Trust, 2021-OVA, A,
144A, 2.585%, 7/15/41 ...... 1,500,000 1,335,005
d,f
VRTX Trust, 2025-HQ, C, 144A,
FRN, 6.119%, 8/05/42 ...... 2,000,000 2,028,138
35,142,461
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.5%
FHLMC Gold Pool, 20 Year,
3.000%, 3/01/35 ........... 1,964,024 1,874,541
FHLMC Pool, 30 Year, 4.500%,
3/01/49 ................. 2,303,290 2,267,798
FHLMC Pool, 30 Year, 3.000%,
12/01/49 ................ 1,405,939 1,250,965
FHLMC Pool, 30 Year, 2.500%,
7/01/50 ................. 3,221,449 2,745,566
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year, 2.000%,
2/01/51 ................. 2,099,016 $ 1,721,578
FHLMC Pool, 30 Year, 2.500%,
4/01/51 ................. 2,349,188 1,985,082
FHLMC Pool, 30 Year, 4.000%,
8/01/51 ................. 2,356,227 2,239,304
FHLMC Pool, 30 Year, 3.000%,
4/01/52 ................. 3,981,224 3,531,651
FHLMC Pool, 30 Year, 4.000%,
8/01/52 ................. 2,093,323 1,989,086
FHLMC Pool, 30 Year, 5.500%,
9/01/52 ................. 3,141,949 3,192,485
FHLMC Pool, 30 Year, 5.500%,
11/01/52 ................ 3,072,653 3,135,671
FHLMC Pool, 30 Year, 5.500%,
3/01/53 ................. 2,344,748 2,385,793
FHLMC Pool, 30 Year, 4.500%,
4/01/53 ................. 1,583,427 1,543,685
FHLMC Pool, 30 Year, 3.000%,
6/01/53 ................. 2,596,953 2,319,784
FHLMC Pool, 30 Year, 6.000%,
6/01/53 ................. 2,392,948 2,464,829
FHLMC Pool, 30 Year, 6.500%,
6/01/53 ................. 1,555,595 1,626,318
FHLMC Pool, 30 Year, 4.500%,
7/01/53 ................. 2,987,373 2,912,393
FHLMC Pool, 30 Year, 5.000%,
8/01/53 ................. 2,655,674 2,642,657
FHLMC Pool, 30 Year, 5.500%,
1/01/54 ................. 2,700,268 2,734,277
FHLMC Pool, 30 Year, 5.000%,
3/01/54 ................. 2,643,714 2,627,346
FHLMC Pool, 30 Year, 6.000%,
7/01/54 ................. 982,947 1,009,250
FHLMC Pool, 30 Year, 5.000%,
10/01/54 ................ 2,866,518 2,864,914
FHLMC Pool, 30 Year, 6.000%,
1/01/55 ................. 3,823,668 3,912,213
54,977,186
Federal National Mortgage Association (FNMA) Fixed Rate
13.2%
FNMA, 15 Year, 2.000%, 3/01/36 1,643,713 1,520,931
FNMA, 20 Year, 2.000%, 11/01/40 1,704,271 1,478,565
FNMA, 20 Year, 2.000%, 12/01/40 1,973,267 1,715,848
FNMA, 20 Year, 2.500%, 12/01/40 1,790,863 1,628,113
FNMA, 20 Year, 3.000%, 1/01/42 1,996,420 1,841,269
FNMA, 30 Year, 3.500%, 7/01/43 2,725,258 2,580,409
FNMA, 30 Year, 3.000%, 11/01/46 2,196,706 1,987,103
FNMA, 30 Year, 2.500%, 2/01/47 2,401,877 2,062,797
FNMA, 30 Year, 3.500%, 9/01/49 3,506,704 3,242,899
FNMA, 30 Year, 3.500%, 1/01/50 2,023,799 1,885,627
FNMA, 30 Year, 2.500%, 8/01/50 1,360,746 1,168,788
FNMA, 30 Year, 2.500%, 9/01/50 7,029,053 5,986,246
FNMA, 30 Year, 2.000%, 10/01/50 2,654,903 2,145,866
FNMA, 30 Year, 1.500%, 11/01/50 1,918,360 1,485,502
FNMA, 30 Year, 2.500%, 11/01/50 1,450,568 1,235,844

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA, 30 Year, 2.500%, 12/01/50 1,761,933 $ 1,512,986
FNMA, 30 Year, 1.500%, 1/01/51 3,681,556 2,833,410
FNMA, 30 Year, 2.500%, 1/01/51 1,384,722 1,178,404
FNMA, 30 Year, 2.500%, 5/01/51 1,390,460 1,181,546
FNMA, 30 Year, 2.500%, 7/01/51 6,528,214 5,550,090
FNMA, 30 Year, 2.000%, 9/01/51 2,412,945 1,955,987
FNMA, 30 Year, 2.000%, 10/01/51 2,165,900 1,773,289
FNMA, 30 Year, 2.500%, 11/01/51 2,442,030 2,071,315
FNMA, 30 Year, 2.500%, 2/01/52 2,983,297 2,528,398
FNMA, 30 Year, 3.000%, 4/01/52 5,802,687 5,138,943
FNMA, 30 Year, 3.500%, 4/01/52 5,582,184 5,112,477
FNMA, 30 Year, 3.000%, 6/01/52 2,564,513 2,274,924
FNMA, 30 Year, 3.500%, 6/01/52 3,147,140 2,892,847
FNMA, 30 Year, 3.500%, 7/01/52 3,072,577 2,842,295
FNMA, 30 Year, 4.000%, 7/01/52 6,047,472 5,733,846
FNMA, 30 Year, 4.500%, 7/01/52 2,403,272 2,342,408
FNMA, 30 Year, 4.500%, 8/01/52 2,592,802 2,545,123
FNMA, 30 Year, 5.000%, 9/01/52 2,216,098 2,213,346
FNMA, 30 Year, 4.500%, 10/01/52 2,252,486 2,203,741
FNMA, 30 Year, 3.500%, 4/01/53 2,681,613 2,459,327
FNMA, 30 Year, 5.500%, 5/01/53 5,745,637 5,835,664
FNMA, 30 Year, 4.000%, 7/01/53 2,822,529 2,669,161
FNMA, 30 Year, 4.000%, 2/01/54 3,571,711 3,377,613
FNMA, 30 Year, 6.000%, 2/01/54 2,523,066 2,605,814
FNMA, 30 Year, 5.000%, 11/01/54 3,797,831 3,796,142
FNMA, 30 Year, 4.500%, 12/01/54 2,931,201 2,848,914
FNMA, 30 Year, 6.000%, 8/01/55 2,488,546 2,545,458
111,989,275
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.3%
f
GNMA II, 3.611%, 2/20/74 ..... 2,440,222 2,297,361
Government National Mortgage Association (GNMA) Fixed
Rate 2.4%
GNMA I, 3.020%, 9/15/41 ..... 1,461,754 1,293,991
GNMA II, Single-family, 30 Year,
2.000%, 7/20/52 ........... 2,734,894 2,266,209
GNMA II, Single-family, 30 Year,
2.500%, 7/20/52 ........... 1,475,139 1,272,933
GNMA II, Single-family, 30 Year,
2.500%, 8/20/52 ........... 4,465,387 3,866,843
GNMA II, Single-family, 30 Year,
2.500%, 2/20/53 ........... 3,811,739 3,317,379
GNMA II, Single-family, 30 Year,
2.500%, 4/20/53 ........... 3,153,779 2,725,082
GNMA II, Single-family, 30 Year,
3.000%, 6/20/53 ........... 4,220,269 3,776,908
GNMA II, Single-family, 30 Year,
3.000%, 7/20/53 ........... 2,351,850 2,110,001
20,629,346
Residential Mortgage-Backed Securities 4.2%
d
Angel Oak Mortgage Trust ,
f
2022-2, A1, 144A, FRN,
3.353%, 1/25/67 ........... 1,357,037 1,289,400
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
d
Angel Oak Mortgage Trust,
(continued)
2022-5, A1, 144A, 4.500%,
5/25/67 ................. 1,427,776 $ 1,420,708
d
AOMT, Inc., 2024-6, A3, 144A,
4.650%, 11/25/67 .......... 1,758,590 1,743,313
d,f
FARM Mortgage Trust ,
2024-1, A, 144A, FRN, 4.694%,
10/01/53 ................ 1,741,069 1,699,367
2024-2, A, 144A, FRN, 5.191%,
8/01/54 ................. 1,374,888 1,365,045
2025-1, A, 144A, FRN, 5.220%,
8/01/55 ................. 1,021,795 1,008,694
d,f
FHLMC STACR REMIC Trust ,
2020-HQA2, M2, 144A, FRN,
7.571%, (30-day SOFR Average
+ 3.214%), 3/25/50 ........ 614,332 628,759
2024-DNA1, A1, 144A, FRN,
5.706%, (30-day SOFR Average
+ 1.350%), 2/25/44 ........ 1,220,853 1,227,600
2024-DNA2, M1, 144A, FRN,
5.556%, (30-day SOFR Average
+ 1.200%), 5/25/44 ........ 1,148,357 1,149,029
2025-DNA1, A1, 144A, FRN,
5.306%, (30-day SOFR Average
+ 0.950%), 1/25/45 ........ 927,500 928,564
d,f
Flagstar Mortgage Trust ,
2021-5INV, A5, 144A, FRN,
2.500%, 7/25/51 ........... 588,136 529,618
2021-6INV, A6, 144A, FRN,
2.500%, 8/25/51 ........... 1,213,116 1,094,543
d,f
FNMA Connecticut Avenue
Securities Trust ,
2021-R01, 1B1, 144A, FRN,
7.456%, (30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,249,000 1,273,221
2021-R02, 2M2, 144A, FRN,
6.356%, (30-day SOFR Average
+ 2.000%), 11/25/41 ........ 1,398,936 1,416,269
2022-R08, 1M1, 144A, FRN,
6.906%, (30-day SOFR Average
+ 2.550%), 7/25/42 ........ 1,813,162 1,860,327
2023-R01, 1M1, 144A, FRN,
6.748%, ( 30-day SOFR Average
+ 2.400%), 12/25/42 ........ 954,619 977,252
2023-R06, 1M1, 144A, FRN,
6.056%, (30-day SOFR Average
+ 1.700%), 7/25/43 ........ 672,372 674,675
2025-R02, 1A1, 144A, FRN,
5.348%, (30-day SOFR Average
+ 1.000%), 2/25/45 ........ 1,068,763 1,070,631

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
d,f
J.P. Morgan Mortgage Trust,
2022-7, B2, 144A, FRN,
3.695%, 12/25/52 .......... 2,763,564 $ 2,414,009
d,f
Mello Mortgage Capital
Acceptance, 2021-INV1, A4,
144A, FRN, 2.500%, 6/25/51 . 662,875 594,037
d,f
New Residential Mortgage Loan
Trust ,
2019-2A, A1, 144A, FRN,
4.250%, 12/25/57 .......... 571,937 562,845
2019-5A, A1B, 144A, FRN,
3.500%, 8/25/59 ........... 326,919 311,925
d
OBX Trust ,
2025-NQM13, A1, 144A,
5.441%, 5/25/65 ........... 2,154,161 2,174,065
2025-NQM15, A1, 144A,
5.143%, 7/27/65 ........... 1,977,190 1,986,412
d,f
Sequoia Mortgage Trust ,
2021-4, A4, 144A, FRN,
2.500%, 6/25/51 ........... 1,307,944 1,162,993
2024-2, A19, 144A, FRN,
6.000%, 3/25/54 ........... 1,216,547 1,228,009
2024-3, A19 , 144A, FRN,
6.000%, 4/25/54 ........... 1,308,235 1,320,562
d
Towd Point Mortgage Trust, 2023-
1, A1, 144A, 3.750%, 1/25/63 . 857,508 832,911
d
Verus Securitization Trust, 2025-8,
A3, 144A, 5.224%, 9/25/70 ... 2,000,000 1,990,199
35,934,982
Total Mortgage-Backed Securities
(Cost $271,624,840) ..............
260,970,611
Municipal Bonds 0.9%
California 0.5%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 1,654,415
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,442,874
4,097,289
Massachusetts 0.4%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,990,678
a a
Shares/
Principal
a
Value
a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
University of Massachusetts
Building Authority , Revenue ,
2010-2 , 5.450%, 11/01/40 ... 1,225,000 $ 1,255,455
3,246,133
Total Municipal Bonds
(Cost $7,909,205) ................
7,343,422
Supranational 5.9%
Asian Development Bank ,
4.000%, 1/12/33 ........... 3,000,000 2,999,414
Council of Europe Development
Bank , 3.625%, 5/08/28 ...... 1,000,000 998,802
European Bank for Reconstruction
& Development , 0.500%,
11/25/25 ................ 1,000,000 994,516
European Investment Bank ,
3.875%, 6/15/28 ........... 1,000,000 1,005,922
1.750%, 3/15/29 ........... 800,000 750,255
4.500%, 3/14/30 ........... 2,000,000 2,062,379
4.625%, 2/12/35 ........... 500,000 518,567
Inter-American Development
Bank ,
0.875%, 4/20/26 ........... 2,000,000 1,966,832
1.500%, 1/13/27 ........... 2,000,000 1,943,251
0.625%, 9/16/27 ........... 600,000 565,819
4.500%, 2/15/30 ........... 4,000,000 4,121,010
4.375%, 7/16/35 ........... 2,000,000 2,027,327
Inter-American Investment Corp. ,
4.250%, 4/01/30 ........... 2,500,000 2,538,871
International Bank for
Reconstruction & Development ,
0.500%, 10/28/25 .......... 500,000 498,606
3.125%, 6/15/27 ........... 2,000,000 1,981,511
0.750%, 11/24/27 .......... 1,000,000 940,398
4.625%, 8/01/28 ........... 550,000 564,145
4.625%, 1/15/32 ........... 5,600,000 5,817,129
1.745%, 7/31/33 ........... 3,200,000 3,276,344
2.750%, 5/31/36 ........... 2,000,000 1,663,167
f
FRN, Zero Cpn., 3/31/28 .... 4,500,000 4,459,410
f
FRN, 4.515%, (SOFR Index +
0.370%), 2/11/31 .......... 2,000,000 1,994,797
d
International Development
Association ,
144A, 4.375%, 6/11/29 ...... 800,000 817,297
144A, 4.500%, 2/12/35 ...... 1,000,000 1,021,390
International Finance Corp. ,
4.375%, 1/15/27 ........... 1,000,000 1,007,267
4.250%, 7/02/29 ........... 2,000,000 2,037,184

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
Nordic Investment Bank , 3.750%,
5/09/30 ................. 1,000,000 $ 1,000,005
Total Supranational
(Cost $49,568,699) ...............
49,571,615
Total Long Term Investments
(Cost $843,290,700) ..............
832,536,392
a
a
Certificates of Deposit 0.1%
c
Walden Mutual Bank, 3.930%,
11/14/25 ................ 500,000 499,782
(Cost $500,001)
Money Market 0.9%
g,h
JPMorgan Prime Money Market
Fund, 4.280% ............ 8,021,911 8,021,911
(Cost $8,021,911)
Securities Purchased With Cash Collateral From
Securities Lending 0.2%
g,h
Invesco Government & Agency
Portfolio, 4.075% .......... 1,972,673 1,972,673
(Cost $1,972,673)
a
Total Investments 99.5%
(Cost $853,785,285) .............
$843,030,758
Payable Upon Return Of Securities
Loaned (0.2)% ...................
(1,972,673)
Other Assets, less Liabilities 0.7%
5,920,809
Net Assets 100.0% ...............
$846,978,894
a
Rounds to less than 0.05%.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
e
Security or partial position of this security was on loan as of
September 30, 2025. The total market value of securities on loan as of
September 30, 2025 was $1,933,194.
f
Rate shown reflects the accrual rate as of September 30, 2025 on securities with variable or step rates.
g
Rate shown represents an annualized 7-day yield as of September
30, 2025.
h
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
FRN Floating Rate Note
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk

Schedule of Investments (Unaudited), September 30, 2025
Impax High Yield Bond Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.1%
Telecommunications 0.1%
a,b,c
Digicel Holdings Bermuda Ltd. . 24,783 $ 421,311
(Cost $44,161)
d
Preferred Stocks 0.0%
d
Telecommunications 0.0%
a,b,c
Digicel Holdings Bermuda Ltd. . 1,328 13,944
(Cost $8,925)
BONDS: 97.6%
d
Community Investment Notes 0.0%
d
Community Investment Notes 0.0%
b
Envest Microfinance Cooperative ,
c
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 248,315
398,315
Total Community Investment Notes
(Cost $400,000) .................
398,315
Corporate Bonds 93.3%
Automotive 3.8%
e
Allison Transmission, Inc. , 144A,
5.875%, 6/01/29 ........... 2,000,000 2,018,154
American Axle & Manufacturing,
Inc. ,
5.000%, 10/01/29 ......... 2,000,000 1,901,809
e
144A, 6.375%, 10/15/32 .... 888,000 887,056
e
144A, 7.750%, 10/15/33 .... 2,000,000 2,016,841
e
Clarios Global LP / Clarios US
Finance Co. , 144A, 6.750%,
9/15/32 ................. 2,000,000 2,045,570
e
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 3,000,000 3,149,409
e
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 2,500,000 2,511,350
e
New Flyer Holdings, Inc. , Secured
Note , 144A, 9.250%, 7/01/30 . 375,000 401,658
e
Nissan Motor Co. Ltd. , 144A,
7.500%, 7/17/30 ........... 3,000,000 3,150,681
e
ZF North America Capital, Inc. ,
144A, 6.750%, 4/23/30 ...... 2,000,000 1,953,249
20,035,777
Banking 1.2%
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 4,000,000 4,243,056
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 2,035,588
6,278,644
a a
Shares/
Principal
a
Value
a a a a
Basic Industry 9.7%
ATI, Inc. ,
7.250%, 8/15/30 .......... 1,000,000 $ 1,050,490
5.125%, 10/01/31 ......... 1,800,000 1,772,819
e
Brookfield Residential Properties,
Inc. / Brookfield Residential US
LLC , 144A, 4.875%, 2/15/30 . 4,000,000 3,755,220
e
Champion Iron Canada, Inc. ,
144A, 7.875%, 7/15/32 ...... 2,000,000 2,092,526
e
Cleveland-Cliffs, Inc. ,
144A, 7.000%, 3/15/32 ..... 2,000,000 2,022,430
144A, 7.375%, 5/01/33 ..... 2,000,000 2,043,340
e
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 4,300,000 4,296,392
e
Interface, Inc. , 144A, 5.500%,
12/01/28 ................ 3,955,000 3,951,902
e
K. Hovnanian Enterprises, Inc. ,
144A, 8.375%, 10/01/33 ..... 2,500,000 2,564,692
e
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 2,675,000 2,810,893
e
Magnera Corp. , 144A, 7.250%,
11/15/31 ................ 2,000,000 1,883,480
e
Maxam Prill SARL , 144A, 7.750%,
7/15/30 ................. 3,000,000 3,022,451
e
Mercer International, Inc. , 144A,
12.875%, 10/01/28 ......... 2,300,000 2,096,004
e
Mineral Resources Ltd. , 144A,
7.000%, 4/01/31 ........... 2,000,000 2,027,132
e
Nickel Industries Ltd. , 144A,
9.000%, 9/30/30 ........... 3,000,000 3,045,927
e
Novelis Corp. , 144A, 4.750%,
1/30/30 ................. 2,300,000 2,220,634
e
Olympus Water US Holding Corp. ,
144A, 4.250%, 10/01/28 ..... 2,975,000 2,863,405
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,000,000 1,976,237
e
Standard Building Solutions, Inc. ,
144A, 6.500%, 8/15/32 ...... 2,000,000 2,054,092
e
Standard Industries, Inc. , 144A,
4.375%, 7/15/30 ........... 1,875,000 1,798,930
e
Tronox, Inc. , 144A, 9.125%,
9/30/30 ................. 2,000,000 1,960,697
51,309,693
Capital Goods 6.4%
e
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,900,000 3,740,219
e
Clydesdale Acquisition Holdings,
Inc. , 144A, 6.750%, 4/15/32 .. 2,000,000 2,053,190
e
Crown Americas LLC , 144A,
5.875%, 6/01/33 ........... 3,500,000 3,538,434
e
Enpro, Inc. , 144A, 6.125%,
6/01/33 ................. 2,775,000 2,843,108
e
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 3,000,000 3,085,659
e
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 2,000,000 2,077,800

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
e
Graphic Packaging International
LLC ,
144A, 3.750%, 2/01/30 ..... 2,400,000 $ 2,245,577
144A, 6.375%, 7/15/32 ..... 2,000,000 2,033,434
e
Manitowoc Co., Inc. (The) ,
Secured Note , 144A, 9.250%,
10/01/31 ................ 2,000,000 2,100,925
e
Owens-Brockway Glass
Container, Inc. , 144A, 7.375%,
6/01/32 ................. 2,000,000 2,021,862
e
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 3,500,000 3,627,816
e
Terex Corp. , 144A, 6.250%,
10/15/32 ................ 2,000,000 2,039,032
e
Toucan FinCo Ltd. / Toucan FinCo
Can, Inc. / Toucan FinCo US
LLC , 144A, 9.500%, 5/15/30 . 2,500,000 2,451,325
33,858,381
Consumer Goods 3.4%
e
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 3,000,000 3,101,418
e
Energizer Holdings, Inc. , 144A,
6.000%, 9/15/33 ........... 2,500,000 2,448,186
e
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 3,215,163
e
Performance Food Group, Inc. ,
144A, 6.125%, 9/15/32 ...... 2,000,000 2,051,122
e
Post Holdings, Inc. ,
144A, 5.500%, 12/15/29 .... 1,000,000 997,088
144A, 4.500%, 9/15/31 ..... 2,000,000 1,870,498
144A, 6.250%, 2/15/32 ..... 2,000,000 2,058,657
e
United Natural Foods, Inc. , 144A,
6.750%, 10/15/28 .......... 2,000,000 2,006,041
e
Viking Baked Goods Acquisition
Corp. , 144A, 8.625%, 11/01/31 500,000 501,358
18,249,531
Financial Services 6.5%
Ally Financial, Inc. , B , Junior Sub.
Bond , 4.7% to 5/14/26, FRN
thereafter , Perpetual ....... 543,000 529,692
e
Azorra Finance Ltd. ,
144A, 7.750%, 4/15/30 ..... 2,500,000 2,638,548
144A, 7.250%, 1/15/31 ..... 2,000,000 2,087,582
Block, Inc. ,
6.500%, 5/15/32 .......... 3,000,000 3,107,373
e
144A, 6.000%, 8/15/33 ..... 1,000,000 1,024,720
Goldman Sachs Group, Inc.
(The) , Junior Sub. Bond , 6.85%
to 2/09/30, FRN thereafter ,
Perpetual ................ 3,000,000 3,119,874
HA Sustainable Infrastructure
Capital, Inc. , 6.375%, 7/01/34 3,500,000 3,563,716
e
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 810,000 843,644
a a
Shares/
Principal
a
Value
a a a a
Financial Services (continued)
OneMain Finance Corp. ,
6.625%, 1/15/28 .......... 1,125,000 $ 1,152,941
7.125%, 11/15/31 ......... 1,000,000 1,037,758
e
Osaic Holdings, Inc. ,
144A, 6.750%, 8/01/32 ..... 1,175,000 1,214,546
144A, 8.000%, 8/01/33 ..... 1,175,000 1,218,765
e
Provident Funding Associates LP
/ PFG Finance Corp. , 144A,
9.750%, 9/15/29 ........... 3,000,000 3,172,452
e
Rocket Cos., Inc. ,
144A, 6.125%, 8/01/30 ..... 2,000,000 2,054,110
144A, 6.375%, 8/01/33 ..... 2,500,000 2,583,410
e
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc. ,
144A, 6.750%, 8/15/32 ...... 2,000,000 2,069,212
e
TrueNoord Capital DAC , 144A,
8.750%, 3/01/30 ........... 3,000,000 3,190,437
34,608,780
Healthcare 6.8%
e
Acadia Healthcare Co., Inc. ,
144A, 7.375%, 3/15/33 ...... 3,000,000 3,118,317
e
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 5,600,000 5,513,606
CVS Health Corp. ,
6.125%, 9/15/39 .......... 3,700,000 3,853,664
Junior Sub. Bond, 6.75% to
12/09/34, FRN thereafter,
12/10/54 ................ 4,000,000 4,135,380
Dentsply Sirona, Inc. , Junior Sub.
Bond , 8.375% to 9/11/30, FRN
thereafter , 9/12/55 ......... 4,000,000 4,128,000
e
HAH Group Holding Co. LLC ,
144A, 9.750%, 10/01/31 ..... 3,000,000 2,852,530
e
IQVIA, Inc. ,
144A, 5.000%, 5/15/27 ..... 2,750,000 2,744,846
144A, 6.250%, 6/01/32 ..... 2,250,000 2,316,130
e
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,139,857
e
Paradigm Parent LLC and
Paradigm Parent Co-Issuer,
Inc. , 144A, 8.750%, 4/17/32 .. 2,000,000 1,945,000
Tenet Healthcare Corp. , 5.125%,
11/01/27 ................ 2,000,000 1,998,030
35,745,360
Insurance 5.3%
e
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 3,000,000 3,102,055
e
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 3,500,000 3,636,063

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Insurance (continued)
e
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 3,750,000 $ 3,863,816
e
HUB International Ltd. ,
144A, 7.250%, 6/15/30 ..... 2,900,000 3,026,643
144A, 7.375%, 1/31/32 ..... 1,500,000 1,562,946
e
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 5,894,417
e
Nassau Cos. of New York (The) ,
144A, 7.875%, 7/15/30 ...... 2,500,000 2,555,400
e
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 4,308,000 4,359,442
28,000,782
Leisure 3.7%
e
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 5,000,000 5,143,630
e
Marriott Ownership Resorts, Inc. ,
144A, 6.500%, 10/01/33 ..... 2,000,000 1,992,279
e
NCL Corp. Ltd. , 144A, 6.750%,
2/01/32 ................. 6,000,000 6,174,339
e
Viking Cruises Ltd. ,
144A, 9.125%, 7/15/31 ..... 2,000,000 2,148,110
144A, 5.875%, 10/15/33 .... 2,000,000 2,003,904
e
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 2,000,000 1,999,670
19,461,932
Media 10.2%
e
AMC Networks, Inc. ,
144A, 10.250%, 1/15/29 .... 2,000,000 2,109,250
144A, 10.500%, 7/15/32 .... 1,000,000 1,058,400
e
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 2,500,000 2,492,137
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
4.500%, 5/01/32 .......... 2,000,000 1,821,382
e
144A, 5.375%, 6/01/29 ..... 3,275,000 3,255,634
e
144A, 4.750%, 3/01/30 ..... 5,500,000 5,281,908
e
144A, 4.250%, 1/15/34 ..... 2,000,000 1,730,376
e
Cimpress plc , 144A, 7.375%,
9/15/32 ................. 2,000,000 1,995,529
e
Deluxe Corp. , 144A, 8.125%,
9/15/29 ................. 2,000,000 2,090,932
e
Directv Financing LLC , 144A,
8.875%, 2/01/30 ........... 265,000 262,077
e
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 5.875%, 8/15/27 ..... 820,000 819,699
144A, 10.000%, 2/15/31 .... 4,000,000 3,997,128
e
EW Scripps Co. (The) , 144A,
9.875%, 8/15/30 ........... 2,500,000 2,348,908
e
Gray Media, Inc. ,
144A, 10.500%, 7/15/29 .... 1,000,000 1,082,081
Secured Note, 144A, 9.625%,
7/15/32 ................. 2,000,000 2,045,026
a a
Shares/
Principal
a
Value
a a a a
Media (continued)
e
Midcontinent Communications ,
144A, 8.000%, 8/15/32 ...... 3,500,000 $ 3,610,436
e
Nexstar Media, Inc. , 144A,
4.750%, 11/01/28 .......... 2,000,000 1,953,745
e
RR Donnelley & Sons Co. , 144A,
9.500%, 8/01/29 ........... 3,000,000 3,077,370
e
Sirius XM Radio LLC ,
144A, 5.500%, 7/01/29 ..... 1,000,000 1,001,030
144A, 4.125%, 7/01/30 ..... 4,000,000 3,754,398
e
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ..... 2,000,000 2,074,010
144A, 8.500%, 7/31/31 ..... 1,500,000 1,550,208
144A, 9.375%, 8/01/32 ..... 1,000,000 1,066,507
Warnermedia Holdings, Inc. ,
4.279%, 3/15/32 .......... 1,000,000 917,500
5.050%, 3/15/42 .......... 3,000,000 2,396,835
53,792,506
Real Estate 5.8%
e
EF Holdco, Inc. / EF Cayman
Holdings Ltd. / Ellington
Financial REIT TRS LLC / EF
Cayman Non-MTM Ltd. , 144A,
7.375%, 9/30/30 ........... 1,450,000 1,450,000
e
Five Point Operating Co. LP ,
144A, 8.000%, 10/01/30 ..... 3,000,000 3,046,189
e
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,000,000 994,673
144A, 4.875%, 9/15/29 ..... 2,500,000 2,463,132
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 .......... 4,000,000 3,738,520
5.000%, 3/01/31 .......... 1,500,000 1,396,466
e
Millrose Properties, Inc. ,
144A, 6.375%, 8/01/30 ..... 2,000,000 2,035,520
144A, 6.250%, 9/15/32 ..... 1,000,000 1,003,239
e
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ...... 3,500,000 3,366,811
e
Pebblebrook Hotel LP / PEB
Finance Corp. , 144A, 6.375%,
10/15/29 ................ 3,000,000 3,047,232
e
Rithm Capital Corp. ,
144A, 8.000%, 4/01/29 ..... 3,000,000 3,073,011
144A, 8.000%, 7/15/30 ..... 2,000,000 2,049,210
e
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC , 144A, 8.625%, 6/15/32 . 3,000,000 2,867,932
30,531,935
Retail 4.8%
e
Advance Auto Parts, Inc. , 144A,
7.375%, 8/01/33 ........... 2,000,000 2,064,010
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 3.500%, 3/15/29 ..... 1,175,000 1,115,170
144A, 6.250%, 3/15/33 ..... 2,200,000 2,253,284

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Retail (continued)
e
Global Auto Holdings Ltd. / AAG
FH UK Ltd. , 144A, 8.375%,
1/15/29 ................. 2,000,000 $ 1,958,474
e
Macy's Retail Holdings LLC ,
144A, 7.375%, 8/01/33 ..... 1,000,000 1,043,974
144A, 6.700%, 7/15/34 ..... 2,000,000 1,837,800
New Albertsons LP , 7.750%,
6/15/26 ................. 1,025,000 1,045,967
e
PetSmart LLC / PetSmart Finance
Corp. ,
144A, 7.500%, 9/15/32 ..... 2,000,000 2,007,972
144A, 10.000%, 9/15/33 .... 2,000,000 2,023,317
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 3,163,115
e
Under Armour, Inc. , 144A,
7.250%, 7/15/30 ........... 2,000,000 2,002,528
e
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ........... 3,000,000 2,867,978
e
William Carter Co. (The) , 144A,
5.625%, 3/15/27 ........... 2,250,000 2,254,378
25,637,967
Services 6.5%
e
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
7.000%, 5/21/30 ........... 3,000,000 3,110,400
e
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc. , 144A,
8.375%, 6/15/32 ........... 2,000,000 2,093,572
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 2,562,248
e
Herc Holdings, Inc. , 144A,
7.250%, 6/15/33 ........... 3,000,000 3,134,091
e
Imola Merger Corp. , 144A,
4.750%, 5/15/29 ........... 3,500,000 3,407,249
e
Maxim Crane Works Holdings
Capital LLC , Secured Note ,
144A, 11.500%, 9/01/28 ..... 2,200,000 2,334,444
e
Neptune Bidco US, Inc. , 144A,
9.290%, 4/15/29 ........... 3,500,000 3,439,100
e
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 . 3,900,000 3,822,273
e
Resideo Funding, Inc. , 144A,
6.500%, 7/15/32 ........... 4,000,000 4,104,620
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 4,300,000 4,325,245
e
Williams Scotsman, Inc. , 144A,
6.625%, 4/15/30 ........... 2,000,000 2,060,460
34,393,702
Technology & Electronics 9.0%
e
ams-OSRAM AG , 144A, 12.250%,
3/30/29 ................. 2,000,000 2,154,164
e
Cloud Software Group, Inc. ,
144A, 6.500%, 3/31/29 ..... 2,000,000 2,020,241
144A, 8.250%, 6/30/32 ..... 1,500,000 1,592,787
e
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 3,000,000 2,962,137
a a
Shares/
Principal
a
Value
a a a a
Technology & Electronics (continued)
e
CoreWeave, Inc. ,
144A, 9.250%, 6/01/30 ..... 3,000,000 $ 3,102,012
144A, 9.000%, 2/01/31 ..... 2,000,000 2,052,258
e
Diebold Nixdorf, Inc. , 144A,
7.750%, 3/31/30 ........... 1,500,000 1,586,046
e
Dye & Durham Ltd. , 144A,
8.625%, 4/15/29 ........... 2,085,000 2,063,623
e
Entegris, Inc. , 144A, 5.950%,
6/15/30 ................. 2,125,000 2,157,374
e
ION Platform Finance US, Inc. ,
144A, 7.875%, 9/30/32 ...... 1,557,000 1,556,659
e
Kioxia Holdings Corp. ,
144A, 6.250%, 7/24/30 ..... 1,270,000 1,296,840
144A, 6.625%, 7/24/33 ..... 3,000,000 3,087,465
e
McAfee Corp. , 144A, 7.375%,
2/15/30 ................. 2,000,000 1,857,513
e
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 2,000,000 1,970,221
e
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 2,500,000 2,366,151
e
Seagate Data Storage Technology
Pte. Ltd. , 144A, 4.091%,
6/01/29 ................. 3,000,000 2,909,786
e
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 3,500,000 3,533,639
e
Unisys Corp. , 144A, 10.625%,
1/15/31 ................. 4,000,000 4,265,120
e
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 2,000,000 1,998,270
e
Xerox Corp. , 144A, 10.250%,
10/15/30 ................ 3,000,000 3,051,438
47,583,744
Telecommunications 7.1%
e
Altice Financing SA , 144A,
5.750%, 8/15/29 ........... 1,000,000 753,335
e
C&W Senior Finance Ltd. , 144A,
9.000%, 1/15/33 ........... 1,000,000 1,046,967
e
Cogent Communications Group
LLC / Cogent Finance, Inc. ,
144A, 7.000%, 6/15/27 ...... 4,500,000 4,491,848
e
Connect Finco SARL / Connect
US Finco LLC , 144A, 9.000%,
9/15/29 ................. 1,000,000 1,052,655
e
Digicel International Finance Ltd.
/ DIFL US LLC , 144A, 8.625%,
8/01/32 ................. 3,000,000 3,086,605
EchoStar Corp. , 10.750%,
11/30/29 ................ 3,500,000 3,853,325
e
Fibercop SpA , 144A, 7.200%,
7/18/36 ................. 3,000,000 3,037,133
e
Frontier Communications Holdings
LLC , 144A, 5.000%, 5/01/28 . 4,000,000 3,994,364
Hughes Satellite Systems Corp. ,
6.625%, 8/01/26 ........... 1,000,000 951,921
e
Millicom International Cellular SA ,
144A, 7.375%, 4/02/32 ...... 2,750,000 2,876,318
e
Sable International Finance Ltd. ,
144A, 7.125%, 10/15/32 ..... 2,000,000 2,032,336

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Telecommunications (continued)
e
Viasat, Inc. , 144A, 7.500%,
5/30/31 ................. 1,500,000 $ 1,409,475
e
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 4,000,000 3,957,679
e
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 1,975,000 1,788,191
e
Windstream Services LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 3,000,000 3,109,954
37,442,106
Transportation 1.9%
BNSF Funding Trust I , 6.613%
to 1/14/26, FRN thereafter ,
12/15/55 ................ 3,325,000 3,341,731
e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,500,000 1,526,088
e
JetBlue Airways Corp. / JetBlue
Loyalty LP , 144A, 9.875%,
9/20/31 ................. 2,000,000 2,030,254
e
Watco Cos. LLC / Watco Finance
Corp. , 144A, 7.125%, 8/01/32 3,250,000 3,366,724
10,264,797
Utility 1.2%
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 3,072,521
e
XPLR Infrastructure Operating
Partners LP , 144A, 8.375%,
1/15/31 ................. 3,000,000 3,146,340
6,218,861
Total Corporate Bonds
(Cost $482,780,117) ..............
493,414,498
Asset-Backed Securities 1.5%
Real Estate 0.5%
e
Uniti Fiber ABS Issuer LLC ,
2025-1A, B, 144A, 6.369%,
4/20/55 ................. 500,000 515,231
2025-1A, C, 144A, 9.018%,
4/20/55 ................. 2,000,000 2,091,379
2,606,610
a a a a a
Telecommunications 1.0%
e
Frontier Issuer LLC ,
2023-1, B, 144A, 8.300%,
8/20/53 ................. 2,000,000 2,049,971
2024-1, B, 144A, 7.020%,
6/20/54 ................. 2,000,000 2,088,452
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Telecommunications (continued)
e
MetroNet Infrastructure Issuer
LLC , 2025-2A , C , 144A,
7.830%, 8/20/55 . .......... 1,000,000 $ 1,016,709
5,155,132
a a a a a
Total Asset-Backed Securities
(Cost $7,538,794) ................
7,761,742
Loans 2.8%
Consumer Goods 0.9%
f
AI Aqua Merger Sub, Inc., First
Lien, 2025 Refinancing CME
Term Loan, B , 7.280% ( 1-month
SOFR + 3.000% ), 7/31/28 ... 2,942,719 2,951,856
f
United Natural Foods, Inc., First
Lien, 2024 CME Term Loan ,
8.913% ( 1-month SOFR +
4.750% ), 5/01/31 .......... 1,521,925 1,532,707
4,484,563
a a a a a
Healthcare 0.2%
f
1261229 BC Ltd., First Lien,
Initial CME Term Loan ,
10.413% ( 1-month SOFR +
6.250% ), 10/08/30 ......... 997,500 985,341
Media 0.6%
f
Clear Channel Outdoor
Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan ,
8.278% ( 1-month SOFR +
4.000% ), 8/23/28 .......... 3,000,000 3,009,000
Telecommunications 1.1%
f
CSC Holdings LLC, First Lien,
2022 CME Term Loan , 8.650%
( 1-month SOFR + 4.500% ),
1/18/28 ................. 2,000,000 1,992,110
f
Lumen Technologies, Inc., First
Lien, CME Term Loan, B1 ,
6.780% ( 1-month SOFR +
2.350% ), 4/16/29 .......... 3,964,552 3,945,284
5,937,394
a a a a a
Total Loans
(Cost $14,123,527) ...............
14,416,298
Total Long Term Investments
(Cost $504,895,524) ..............
516,426,108
a
a
Certificates of Deposit 0.1%
b
Walden Mutual Bank, 3.930%,
11/14/25 ................ 500,000 499,782
(Cost $500,000)

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Money Market 2.3%
g,h
JPMorgan Prime Money Market
Fund, 4.280% ............ 12,254,717 $ 12,254,717
(Cost $12,254,717)
a
Total Investments 100.1%
(Cost $517,650,241) .............
$529,180,607
Other Assets, less Liabilities (0.1)%
(286,198)
Net Assets 100.0% ...............
$528,894,409
a
Non-income producing security.
b
Illiquid security.
c
Security valued using significant unobservable inputs.
d
Rounds to less than 0.05%.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Rate shown reflects the accrual rate as of September 30, 2025 on securities with variable or step rates.
g
Rate shown represents an annualized 7-day yield as of September
30, 2025.
h
Institutional Class shares.
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited), September 30, 2025
Impax Sustainable Allocation Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 98.3%
a
Impax Core Bond Fund , Class
Institutional .............. 82,844,055 $ 738,968,967
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional .............. 1,907,732 69,346,064
a
Impax Global Environmental
Markets Fund , Class
Institutional .............. 2,684,191 70,298,955
a
Impax Global Opportunities Fund ,
Class Institutional .......... 4,004,029 72,192,650
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional .............. 6,330,522 65,647,514
a
Impax High Yield Bond Fund ,
Class Institutional .......... 19,073,722 117,684,863
a
Impax International Sustainable
Economy Fund , Class
Institutional .............. 9,166,843 113,118,839
a
Impax Large Cap Fund , Class
Institutional .............. 54,975,471 792,746,296
a,b
Impax Small Cap Fund , Class
Institutional .............. 6,041,090 115,988,927
a
Impax US Sustainable Economy
Fund , Class Institutional ..... 6,403,916 174,314,586
2,330,307,661
Total Affiliated Investment
Companies
(Cost $ 1,937,483,435 ) ............
2,330,307,661
Money Market 1.7%
a,c
JPMorgan Prime Money Market
Fund , 4.280% ............ 39,204,729 39,204,729
(Cost $39,204,729)
a
Total Investments 100 .0%
(Cost $ 1,976,688,164 ) ............
$2,369,512,390
d
Other Assets, less Liabilities (0.0) %
(687,142)
Net Assets 100.0% ...............
$2,368,825,248
a
Institutional Class shares.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of September 30,
2025.
d
Rounds to less than 0.05%.

Notes to Schedule of Investments (Unaudited)
September 30, 2025

Quarterly Schedule of Investments
Impax Funds Series Trust I and Impax Funds Series Trust III
Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds' portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the "valuation designee" to make fair value determinations for all of the Funds' investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2025, six securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Global Sustainable Infrastructure
Fund held one security fair valued at  $15,459, representing  0.02% of the Fund's net asset value, Core Bond Fund held two securities fair valued at $473,622, representing 0.06% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $585,255, representing 0.11% of the Fund’s net asset value.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still

Quarterly Schedule of Investments
September 30, 2025
appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own  assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market  participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2025:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 937,943,145 $ — $ — $ 937,943,145
Cash Equivalents 40,678,394 — — 40,678,394
Total $ 978,621,539 $ — $ — $ 978,621,539
Small Cap Fund
Common Stocks $ 692,872,366 $ — $ — $ 692,872,366

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
September 30, 2025
Level 1 Level 2 Level 3 Totals
Cash Equivalents 34,475,797 — — 34,475,797
Total $ 727,348,163 $ — $ — $ 727,348,163
US Sustainable Economy Fund
Common Stocks $ 534,971,668 $ — $ — $ 534,971,668
Cash Equivalents 7,051,379 — — 7,051,379
Total $ 542,023,047 $ — $ — $ 542,023,047
Global Sustainable Infrastructure
Fund
Common Stocks $ 58,827,872 $ 38,238,750 $ — $ 97,066,622
Rights — — 15,459 15,459
Cash Equivalents 2,677,571 — — 2,677,571
Total $ 61,505,443 $ 38,238,750 $ 15,459 $ 99,759,652
Global Opportunities Fund
Common Stocks $ 87,709,133 $ 38,831,700 $ — $ 126,540,833
Cash Equivalents 4,650,588 — — 4,650,588
Total $ 92,359,721 $ 38,831,700 $ — $ 131,191,421
Global Environmental Markets
Fund
Common Stocks $ 1,333,279,031 $ 619,741,489 $ — $ 1,953,020,520
Cash Equivalents 60,699,585 — — 60,699,585
Total $ 1,393,978,616 $ 619,741,489 $ — $ 2,013,720,105
Global Social Leaders Fund
Common Stocks $ 1,529,411 $ 833,930 $ — $ 2,363,341
Cash Equivalents 98,002 — — 98,002
Total $ 1,627,413 $ 833,930 $ — $ 2,461,343
Global Women’s Leadership Fund
Common Stocks $ 524,968,067 $ 170,175,530 $ — $ 695,143,597
Cash Equivalents 12,685,063 — — 12,685,063
Total $ 537,653,130 $ 170,175,530 $ — $ 707,828,660
International Sustainable
Economy Fund
Common Stocks $ 1,270,325 $ 1,505,323,744 $ — $ 1,506,594,069
Cash Equivalents 19,692,471 — — 19,692,471
Total $ 20,962,796 $ 1,505,323,744 $ — $ 1,526,286,540
Core Bond Fund
Community Investment Notes $ — $ 248,315 $ 473,622 $ 721,937
Corporate Bonds — 271,186,825 — 271,186,825
Foreign Government and Agency
Securities — 13,327,398 — 13,327,398
U.S. Government and Agency
Securities — 178,455,606 — 178,455,606
Asset-Backed Securities — 50,958,978 — 50,958,978
Mortgage-Backed Securities — 260,970,611 — 260,970,611
Municipal Bonds — 7,343,422 — 7,343,422
Supranational — 49,571,615 — 49,571,615
Certificates of Deposit — 499,782 — 499,782
Cash Equivalents 9,994,584 — — 9,994,584
Total $ 9,994,584 $ 832,562,552 $ 473,622 $ 843,030,758
High Yield Bond Fund
Common Stocks $ — $ — $ 421,311 $ 421,311

Quarterly Schedule of Investments
September 30, 2025
In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information. Significant unobservable inputs were used by three Funds for Level 3 fair value measurements.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At September 30, 2025 , the Sustainable Allocation Fund held the following investments in affiliated Funds:
Level 1 Level 2 Level 3 Totals
Preferred Stocks — — 13,944 13,944
Community Investment Notes — 248,315 150,000 398,315
Corporate Bonds — 493,414,498 — 493,414,498
Asset-Backed Securities — 7,761,742 — 7,761,742
Loans — 14,416,298 — 14,416,298
Certificates of Deposit — 499,782 — 499,782
Cash Equivalents 12,254,717 — — 12,254,717
Total $ 12,254,717 $ 516,340,635 $ 585,255 $ 529,180,607
Sustainable Allocation Fund
Management Investment
Companies $ 2,330,307,661 $ — $ — $ 2,330,307,661
Cash Equivalents 39,204,729 — — 39,204,729
Total $ 2,369,512,390 $ — $ — $ 2,369,512,390
See Schedules of Investments for additional detailed industry classifications.
Fund
Shares
Held at
12/31/2024
Gross
Additions
Gross
Reductions
Shares
Held at
9/30/2025
Sustainable Allocation Fund
Large Cap Fund 74,884,780 253,325 20,162,634 54,975,471
Small Cap Fund 6,320,888 — 279,798 6,041,090
Global Sustainable Infrastructure Fund 6,547,668 76,109 293,255 6,330,522
Global Opportunities Fund 4,214,207 10,817 220,995 4,004,029
Global Environmental Markets Fund 2,782,977 17,673 116,459 2,684,191
Global Women's Leadership Fund 1,970,528 21,498 84,294 1,907,732
International Sustainable Economy Fund 9,428,525 157,429 419,111 9,166,843
Core Bond Fund 84,651,569 2,419,426 4,226,940 82,844,055
High Yield Fund 18,221,512 852,210 — 19,073,722
US Sustainable Economy Fund — 6,671,295 267,379 6,403,916
Fund
Value at
12/31/2024
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
9/30/2025
Sustainable Allocation Fund
Large Cap Fund $ 957,027,489 $ 3,267,898 $ 4,972,927 $ 67,477,983 $ 792,746,296
Small Cap Fund 112,195,771 — (436,486) 9,229,642 115,988,927
Global Sustainable Infrastructure
Fund 57,750,434 769,462 54,734 10,072,885 65,647,514
Global Opportunities Fund 68,986,564 184,541 224,261 6,797,283 72,192,650

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
September 30, 2025
Fund
Global Environmental Markets
Fund $ 63,396,210 $ 427,524 $ 288,849 $ 9,186,371 $ 70,298,955
Global Women's Leadership Fund 64,396,865 721,661 206,199 7,021,340 69,346,064
International Sustainable
Economy Fund 95,888,097 1,818,310 737,654 19,674,778 113,118,839
Core Bond Fund 734,775,623 21,321,259 (5,269,408) 25,146,567 738,968,967
High Yield Fund 109,693,503 5,179,206 — 2,812,155 117,684,863
US Sustainable Economy Fund — 617,698 918,679 29,778,208 174,314,586
Total $ 2,264,110,556 $ 34,307,559 $ 1,697,409 $ 187,197,212 $ 2,330,307,661
1
Includes realized capital gain distributions from an affiliated fund, if any.